UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------
                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             1 Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO OMITTED]

[Logo of SEI Investments Omitted]




                                              Annual Report as of March 31, 2004



                                                      SEI Asset Allocation Trust


                                            Diversified Conservative Income Fund
                                                   Diversified Conservative Fund
                                         Diversified Global Moderate Growth Fund
                                                Diversified Moderate Growth Fund
                                                  Diversified Global Growth Fund
                                                   Diversified Global Stock Fund
                                                     Diversified U.S. Stock Fund
                                                         Defensive Strategy Fund
                                             Tax-Managed Defensive Strategy Fund
                                                      Conservative Strategy Fund
                                          Tax-Managed Conservative Strategy Fund
                                                          Moderate Strategy Fund
                                              Tax-Managed Moderate Strategy Fund
                                                        Aggressive Strategy Fund
                                            Tax-Managed Aggressive Strategy Fund
                                                       Core Market Strategy Fund
                                           Tax-Managed Core Market Strategy Fund
                                                     Market Growth Strategy Fund
                                         Tax-Managed Market Growth Strategy Fund

TABLE OF CONTENTS



------------------------------------------------------------

Market Commentary                                          1
------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance   2
------------------------------------------------------------
Statements of Net Assets / Schedules of Investments       10
------------------------------------------------------------
Statements of Assets and Liabilities                      29
------------------------------------------------------------
Statements of Operations                                  30
------------------------------------------------------------
Statements of Changes in Net Assets                       36
------------------------------------------------------------
Financial Highlights                                      42
------------------------------------------------------------
Notes to Financial Statements                             46
------------------------------------------------------------
Report of Independent Registered Public Accounting Firm   54
------------------------------------------------------------
Trustees and Officers of the Trust                        55
------------------------------------------------------------
Notice to Shareholders                                    58
------------------------------------------------------------

MARKET COMMENTARY
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2004


MARKET COMMENTARY

GLOBAL CAPITAL MARKETS ENJOYED QUITE ROBUST RETURNS FOR THE FISCAL YEAR ENDED MARCH 31, 2004.

However, controversy and concern over fighting in Iraq made for a bumpy road. But accelerating global economic growth, historically low interest rates, a weak U.S. dollar, and investors' growing appetite for risk all came together to jump-start major markets across the globe.

High-beta, smaller cap stocks were the name of the game in the U.S. equity market for much of the period. Investors sought out those securities that had been beaten down in the bear market of 2000-2002 and were ripe for picking due to improved balance sheets, growing demand and super low valuations. Overall, early cyclical issues, such as consumer discretionaries and semiconductors, were at the forefront of the gains through the end of the 2003 calendar year. Financials and materials, to a lesser extent, advanced at a good clip as well. The energy and consumer staples sectors substantially lagged the broader market. However, as economic growth moved into a more mature stage of recovery by the year's end, investors reversed course to refocus their attention on market fundamentals.

Developed global equity markets came alive during the period as well. European markets fully participated in the year's rally, riding off of both the U.S.' and their own positive economic developments, improved corporate earnings, and attractive valuations. But it was the naturally riskier emerging equity markets that stole the show overall, outpacing virtually all other regions. The revival of China and extraordinary strength of the Brazilian market through the end of December largely powered investor confidence and buying throughout Asian and Latin American emerging markets.

Despite an economic turnaround and robust equity gains, global bond markets held up quite well throughout the period, thanks to lackluster employment figures coming out of the U.S. concerns over terrorism, and investors' determination to punch in higher profits via riskier issues such as corporates, emerging markets debt, and high yield bonds.

Despite intervention into the currency markets by Japanese officials, the U.S. dollar continued to slide against major rivals over the course of the last 12 months, albeit--and thankfully for the U.S.--in a rather orderly fashion.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                    1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2004



Diversified Conservative Income Fund


Objectives
The Diversified Conservative Income Fund seeks to provide current income with the opportunity for capital growth through limited participation in the U.S. equity markets.

Strategy
The Fund has a significant allocation to money market and fixed income funds and should provide minimal principal volatility. The Fund is appropriate for investors with shorter time horizons of 2 to 5 years.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the Core Fixed Income Fund, which invests in intermediate fixed income securities. A moderate allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

Under normal conditions, a sizeable portion of the Fund is allocated to domestic equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Diversified Conservative Income Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the longer term.

Analysis
The Diversified Conservative Income Fund, Class A returned 12.34% for the fiscal year ending March 31, 2004. One of the primary drivers of the Fund's performance came from the Core Fixed Income Strategy, which advanced roughly 7% over the last year. The bond market was powered by a combination of lackluster employment numbers, terrorism scares, an overall increase in demand for corporate debt, and encouraging comments by the Fed that the ultra accommodative fiscal policy would continue for some time. The Fund's allocation to prime obligation issues also helped to buoy performance. Exposure to large cap equities somewhat damped Fund returns, as the Large Cap Growth Strategy incurred modest losses for the year, while the Value Strategy saw solid returns amid swings in investor sentiment and buying characteristics. The Small Cap Strategy posted mixed results, with the growth sub style far outpacing value.

Diversified Conservative Income Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                         Annualized    Annualized    Annualized
                             One Year        3 Year        5 Year     Inception
                               Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class A          12.34%         4.62%         4.44%         6.94%
--------------------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class D          11.25%         3.58%         3.41%         5.92%
--------------------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class I+         12.00%         4.45%         4.34%         6.87%
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class A versus the Lehman
Brothers Aggregate Bond Index and the Diversified Conservative
Income Benchmark**

Diversified Conservative Income Fund, Class A -- $251,822
Diversified Conservative Income Benchmark* -- $256,788
Lehman Brothers Aggregate Bond Index -- $265,295


                   Diversified      Diversified      Lehman Brothers
                  Conservative     Conservative         Aggregate
                   Income Fund        Income              Bond
                     Class A        Benchmark*            Index
6/96                $150,000          $150,000          $150,000
3/97                 158,609           158,897           156,472
3/98                 188,999           188,659           175,249
3/99                 202,645           203,355           186,605
3/00                 217,904           218,627           190,113
3/01                 219,909           220,355           213,935
3/02                 226,792           230,072           225,359
3/03                 224,161           229,152           251,703
3/04                 251,822           256,788           265,295




[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class D and versus the Lehman Brothers Aggregate Bond Index and the Diversified
Conservative Income Benchmark**

Diversified Conservative Income Fund, Class D -- $233,101
Diversified Conservative Income Benchmark* -- $256,788
Lehman Brothers Aggregate Bond Index -- $265,295


                   Diversified      Diversified      Lehman Brothers
                  Conservative     Conservative         Aggregate
                   Income Fund        Income              Bond
                     Class D        Benchmark*            Index
6/96                $150,000          $150,000          $150,000
3/97                 157,433           158,897           156,472
3/98                 185,614           188,659           175,249
3/99                 197,103           203,355           186,605
3/00                 209,856           218,627           190,113
3/01                 209,751           220,355           213,935
3/02                 214,177           230,072           225,359
3/03                 209,529           229,152           251,703
3/04                 233,101           256,788           265,295

 1 For the period ended March 31, 2004. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning June 21, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

 + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

 * Represents a weighted composite benchmark consisting of the Russell 1000 Value Index, the iMoneyNet, Inc. First Tier Retail, the Lehman US Aggregate Bond Index, the Russell 1000 Growth Index, the Russell 2000 Growth Index and the Russell 2000 Value Index.

** These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different than the performance of Classes A and D due to different expenses.


--------------------------------------------------------------------------------
2                    SEI Asset Allocation Trust / Annual Report / March 31, 2004

Diversified Conservative Fund


Objectives
The Diversified Conservative Fund seeks to provide current income with the opportunity for capital growth through participation in the U.S. and international equity markets.

Strategy
The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity. It is appropriate for investors with an intermediate time horizon of 4 to 12 years.

The U.S. fixed income component of the Fund invests in intermediate-term bonds with maturities ranging between 5 and 10 years. Intermediate-term bonds provide the Fund with an attractive current yield and a moderate level of volatility.

The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to money market funds, providing liquidity and facilitation of transactions.

Analysis
The Diversified Conservative Fund, Class A returned 18.98% for the fiscal year ending March 31, 2004. One of the primary drivers of performance came from the Core Fixed Income Strategy, which advanced roughly 7% over the last year. The bond market was powered by a combination of lackluster employment numbers, terrorism scares, an overall increase in demand for corporate debt, and encouraging comments by the Fed on extending the ultra accommodative fiscal policy. The Fund's allocation to prime obligation issues also helped to buoy performance. Exposure to large cap equities somewhat damped Fund returns, as the Large Cap Growth Strategy incurred modest losses for the year, while the Value Strategy posted solid returns amid swings in investor sentiment and buying characteristics. Positions in developed international equities also curbed the Fund's gains, as the global economic recovery slowly gain momentum during the course of the period.

Diversified Conservative Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                         Annualized    Annualized    Annualized
                             One Year        3 Year        5 Year     Inception
                               Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Conservative
 Fund, Class A                 18.98%         5.04%         3.49%         6.95%
--------------------------------------------------------------------------------
Diversified Conservative
 Fund, Class D                 17.85%         4.00%         2.46%         5.81%
--------------------------------------------------------------------------------
Diversified Conservative
 Fund, Class I+                18.72%         4.90%         3.40%         6.90%
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class A, versus the Lehman Brothers Aggregate Bond Index, Wilshire 5000 Index and the Diversified
Conservative Benchmark**

Diversified Conservative Fund, Class A -- $251,175
Diversified Conservative Benchmark* -- $255,681
Lehman Brothers Aggregate Bond Index -- $265,295
Wilshire 5000 Index -- $279,924


            Diversified                     Lehman
           Conservative    Diversified     Brothers      Wilshire
               Fund,      Conservative     Aggregate       5000
              Class A      Benchmark*      Bond Index      Index
6/96         $150,000       $150,000       $150,000      $150,000
3/97          158,795        158,118        156,472       165,935
3/98          194,286        192,066        175,249       245,170
3/99          211,617        209,563        186,605       277,262
3/00          232,884        229,932        190,113       342,724
3/01          216,699        214,757        213,935       257,831
3/02          219,104        220,856        225,359       264,380
3/03          211,107        214,606        251,703       200,850
3/04          251,175        255,681        265,295       279,924

[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class D, versus the Lehman Brothers Aggregate Bond Index, Wilshire 5000 Index and the Diversified
Conservative Benchmark**

Diversified Conservative Fund, Class D -- $236,609
Diversified Conservative Benchmark* -- $259,338
Lehman Brothers Aggregate Bond Index -- $264,581
Wilshire 5000 Index -- $295,903

            Diversified                    Lehman
           Conservative    Diversified     Brothers      Wilshire
               Fund,      Conservative     Aggregate       5000
              Class D      Benchmark*     Bond Index       Index
7/96         $150,000       $150,000       $150,000      $150,000
3/97          160,197        160,379        156,051       175,407
3/98          194,303        194,812        174,777       259,165
3/99          209,536        212,560        186,103       293,089
3/00          228,415        233,221        189,601       362,288
3/01          210,348        217,828        213,359       272,549
3/02          210,474        224,014        224,752       279,472
3/03          200,771        217,675        251,025       212,315
3/04          236,609        259,338        264,581       295,903

 1 For the period ended March 31, 2004. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 26, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

 + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

 * Represents a weighted composite benchmark consisting of the Russell 2000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Value Index, the Russell 1000 Growth Index, the Morgan Stanley MSCI EAFE Index, the iMoneyNet, Inc. First Tier Retail and theLehman US Aggregate Bond Index.

** These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different than the performance of Classes A and D due to different expenses.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                    3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2004


Diversified Global Moderate Growth Fund


Objectives
The Diversified Global Moderate Growth Fund seeks long-term capital growth through participation in the U.S. and international equity markets. Current income is a secondary consideration.

Strategy
The Fund includes significant allocations to both equity and fixed income funds. It is a medium-risk Fund, which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. Under normal conditions, a majority of the Fund is allocated to style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.

The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Exposure to a high yield bond fund provides added diversification and opportunity for enhanced return.

Analysis
The Diversified Global Moderate Growth Fund, Class A returned 27.72% for the fiscal year ending March 31, 2004. Despite robust returns of the Core Fixed Income Strategy, losses registered by the Large Cap Growth Strategy took a fairly big chunk out of the Fund's performance. Larger-cap, lower-beta securities were out of favor during much of the past 12 months, as the U.S. economic recovery began to accelerate. Exposure to developed international equities slightly curbed the Fund's gains as well. Finally, the Fund's allocation to high yield bonds modestly detracted from performance, while the Emerging Markets Debt Strategy helped to curbed the Fund's losses by posting robust returns for the period.


Diversified Global Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                         Annualized    Annualized    Annualized
                             One Year        3 Year        5 Year     Inception
                               Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class A          27.72%         4.75%         2.84%         6.12%
--------------------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class D          26.46%         3.72%         1.81%         5.01%
--------------------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class I+         27.28%         4.52%         2.71%         6.02%
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class A, versus the Lehman Brothers Aggregate Bond Index, Wilshire 5000 Index and the Diversified Global Moderate Growth Benchmark**

Diversified Global Moderate Growth Fund, Class A -- $227,558
Diversified Global Moderate Growth Benchmark* -- $237,557
Lehman Brothers Aggregate Bond Index -- $252,909
Wilshire 5000 Index -- $254,669

            Diversified     Diversified
               Global          Global        Lehman
              Moderate       Moderate       Brothers         Wilshire
            Growth Fund,      Growth        Aggregate          5000
              Class A       Benchmark*     Bond Index          Index
12/96        $150,000        $150,000       $150,000         $150,000
3/97          150,404         150,370        149,167          150,965
3/98          189,028         186,865        167,067          223,050
3/99          197,779         199,235        177,893          252,248
3/00          233,459         232,587        181,237          311,803
3/01          197,996         200,606        203,946          234,570
3/02          202,075         206,544        214,837          240,528
3/03          178,170         184,568        239,951          182,729
3/04          227,558         237,557        252,909          254,669

[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class D, versus the Lehman Brothers Aggregate Bond Index, Wilshire 5000 Index and the Diversified Global Moderate Growth Benchmark**

Diversified Global Moderate Growth Fund, Class D -- $211,199
Diversified Global Moderate Growth Benchmark* -- $237,557
Lehman Brothers Aggregate Bond Index -- $252,909
Wilshire 5000 Index -- $254,669


            Diversified     Diversified
               Global          Global        Lehman
              Moderate       Moderate       Brothers         Wilshire
            Growth Fund,      Growth        Aggregate          5000
              Class D       Benchmark*     Bond Index          Index
12/96        $150,000        $150,000       $150,000         $150,000
3/97          149,895         150,370        149,167          150,965
3/98          186,439         186,865        167,067          223,050
3/99          193,039         199,235        177,893          252,248
3/00          225,624         232,587        181,237          311,803
3/01          189,276         200,606        203,946          234,570
3/02          191,282         206,544        214,837          240,528
3/03          167,008         184,568        239,951          182,729
3/04          211,199         237,557        252,909          254,669

 1 For the period ended March 31, 2004. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 13, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

 + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

 * Represents a weighted composite benchmark consisting of the Russell 2000 Value Index, the J.P. Morgan EMBI Global, the CS First Boston High Yield, the Russell 1000 Value Index, the Russell 2000 Growth Index, the Russell 1000 Growth Index, the Morgan Stanley MSCI EAFE Index, the Lehman US Aggregate Bond Index, the iMoneyNet, Inc. First Tier Retail and the Morgan Stanley MSCI EMF Index.

** These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different than the performance of Classes A and D due to different expenses.


--------------------------------------------------------------------------------
4                    SEI Asset Allocation Trust / Annual Report / March 31, 2004

Diversified Moderate Growth Fund


Objectives
The Diversified Moderate Growth Fund seeks to provide long-term growth of capital with a limited level of current income.

Strategy
The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Diversified Moderate Growth Fund provides the opportunity for long-term capital appreciation. Under normal conditions, a majority of the Fund is allocated to style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, a portion of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term with lower volatility.

Under normal conditions, a sizeable portion of the Fund is allocated to a U.S. fixed income fund to provide current income and a moderating effect on the volatility of returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis
The Diversified Moderate Growth Fund, Class A returned 25.88% for the fiscal year ending March 31, 2004. Despite robust returns of the Core Fixed Income Strategy, losses registered for the Large Cap Growth Strategy weighed quite substantially on Fund performance. Larger-cap, lower-beta securities were out of favor during much of the past year, as investors focused on higher-yielding, smaller-cap stocks that typically rally in the first stages of an economic rebound. Exposure to developed international equities slightly curbed the Fund's gains as well.

Diversified Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                         Annualized    Annualized    Annualized
                             One Year        3 Year        5 Year     Inception
                               Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class A          25.88%         3.67%         1.97%         6.69%
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class D          24.57%         2.62%         0.99%         5.58%
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class I+         25.61%         3.53%         1.89%         6.64%
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class A, versus the Lehman
Brothers Aggregate Bond Index, Wilshire 5000 Index and the
Diversified Moderate Growth Benchmark**

Diversified Moderate Growth Fund, Class A -- $247,983
Diversified Moderate Growth Benchmark* -- $257,040
Lehman Brothers Aggregate Bond Index -- $265,295
Wilshire 5000 Index -- $279,924


            Diversified
              Moderate     Diversified       Lehman
               Growth        Moderate       Brothers         Wilshire
                Fund,         Growth        Aggregate          5000
              Class A       Benchmark*      Bond Index         Index
6/96         $150,000        $150,000        $150,000        $150,000
3/97          160,048         159,949         156,472         165,935
3/98          206,590         204,606         175,249         245,170
3/99          224,915         224,392         186,605         277,262
3/00          258,630         255,986         190,113         342,724
3/01          222,551         222,324         213,935         257,831
3/02          223,508         226,993         225,359         264,380
3/03          197,000         203,113         251,703         200,850
3/04          247,983         257,040         265,295         279,924


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class I, versus the Lehman
Brothers Aggregate Bond Index, Wilshire 5000 Index and the
Diversified Moderate Growth Benchmark**

Diversified Moderate Growth Fund, Class D -- $229,587
Diversified Moderate Growth Benchmark* -- $257,862
Lehman Brothers Aggregate Bond Index -- $268,850
Wilshire 5000 Index -- $277,629


            Diversified    Diversified       Lehman
              Moderate      Moderate        Brothers         Wilshire
            Growth Fund,     Growth         Aggregate          5000
              Class D       Benchmark*      Bond Index         Index
5/96         $150,000        $150,000        $150,000        $150,000
3/97          158,572         160,461         158,569         164,575
3/98          202,956         205,261         177,597         243,159
3/99          218,604         225,110         189,106         274,989
3/00          249,209         256,805         192,661         339,914
3/01          212,451         223,035         216,801         255,717
3/02          211,090         227,719         228,379         262,212
3/03          184,303         203,763         255,076         199,203
3/04          229,587         257,862         268,850         277,629

 1 For the period ended March 31, 2004. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 10, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

 + Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

 * Represents a weighted composite benchmark consisting of the Lehman US Aggregate Bond Index, the Russell 2000 Value Index, the Russell 2000 Growth Index, the Morgan Stanley MSCI EAFE Index, the Russell 1000 Value Index, the iMoneyNet, Inc. First Tier Retail and the Russell 1000 Growth Index.

** These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different than the performance of Classes A and D due to different expenses.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                    5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2004


Diversified Global Growth Fund


Objectives
The Diversified Global Growth Fund seeks long-term capital growth through participation in the U.S. and international equity markets. Current income is a secondary consideration.

Strategy
The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There is also a modest allocation to fixed income funds. Because of its commitment to equities, the Fund is appropriate for investors with a longer time horizon of 10 to 20 years.

The domestic equity portion of the Diversified Global Growth Fund invests primarily in large and some small-cap companies, and provides exposure to distinct styles of growth and value equity. Diversification is further enhanced through exposure to international and emerging markets funds.

The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Additionally, exposure to a high yield bond fund provides added diversification and opportunity for enhanced return. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis
The Diversified Global Growth Fund, Class A returned 34.53% for the fiscal year ending March 31, 2004. One of the primary drivers of the Fund's positive absolute return came from the Core Fixed Income Strategy, which advanced roughly 7% over the last year. The bond market was powered by a combination of lackluster employment numbers, terrorism scares, an overall increase in demand for corporate debt, and encouraging comments by the Fed that the ultra accommodative fiscal policy would be sustained for some time. The Large Cap Growth Strategy incurred modest losses for the year--weighing on Fund performance, while the Large Cap Value Strategy posted solid returns. Exposure to developed international equities also curbed the Fund's gains, as the global economic recovery slowly gained momentum during the period. An allocation to U.S. small cap growth equities, albeit small, was able to add value to the Fund. Larger-cap, lower-beta securities were out of favor during many of the past 12 months, as investors focused on higher-yielding, smaller-cap stocks that typically rally in the first stages of an economic rebound.


Diversified Global Growth Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                         Annualized    Annualized    Annualized
                             One Year        3 Year        5 Year     Inception
                               Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Global
 Growth Fund, Class A          34.53%         3.17%         1.31%         5.99%
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class D          33.18%         2.12%         0.30%         4.84%
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class I+         34.13%         3.04%         1.23%         5.94%
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class A, versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Index, Morgan Stanley
MSCI EAFE Index, and the Diversified Global Growth Benchmark**

Diversified Global Growth Fund, Class A -- $235,648
Diversified Global Growth Benchmark* -- $247,775
Lehman Brothers Aggregate Bond Index -- $265,295
Wilshire 5000 Index -- $279,924
MSCI EAFE Index -- $193,437


            Diversified
              Global      Diversified      Lehman
              Growth        Global        Brothers       Wilshire        MSCI
               Fund,        Growth        Aggregate        5000          EAFE
              Class A     Benchmark*     Bond Index       Index         Index
6/96         $150,000      $150,000       $150,000       $150,000     $150,000
3/97          161,829       161,652        156,472        165,935      149,826
3/98          210,993       208,450        175,249        245,170      177,709
3/99          220,761       223,291        186,605        277,262      188,478
3/00          272,994       270,853        190,113        342,724      235,767
3/01          214,546       216,086        213,935        257,831      174,798
3/02          217,056       220,970        225,359        264,380      159,940
3/03          175,164       181,946        251,703        200,850      122,786
3/04          235,648       247,775        265,295        279,924      193,437


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class D, versus the Lehman Brothers Aggregate Bond Index, Wilshire 5000 Index, Morgan Stanley MSCI
EAFE Index, and the Diversified Global Growth Benchmark**

Diversified Global Growth Fund, Class D -- $217,242
Diversified Global Growth Benchmark* -- $248,072
Lehman Brothers Aggregate Bond Index -- $268,850
Wilshire 5000 Index -- $277,629
MSCI EAFE Index -- $194,520


            Diversified
              Global      Diversified      Lehman
              Growth        Global        Brothers       Wilshire        MSCI
               Fund,        Growth        Aggregate        5000          EAFE
              Class D     Benchmark*     Bond Index       Index         Index
5/96         $150,000      $150,000       $150,000       $150,000     $150,000
3/97          160,043       161,846        158,569        164,575      150,665
3/98          206,808       208,700        177,597        243,159      178,704
3/99          214,046       223,559        189,106        274,989      189,533
3/00          261,971       271,178        192,661        339,914      237,087
3/01          203,970       216,345        216,801        255,717      175,777
3/02          204,154       221,235        228,379        262,212      160,836
3/03          163,119       182,165        255,076        199,203      123,473
3/04          217,242       248,072        268,850        277,629      194,520

 1 For the period ended March 31, 2004. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 + Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

 * Represents a weighted composite benchmark consisting of the Russell 2000 Growth Index, the Russell 1000 Growth Index, the iMoneyNet, Inc. First Tier Retail, the Lehman US Aggregate Bond Index, the Russell 2000 Value Index, the Russell 1000 Value Index, the Morgan Stanley MSCI EMF Index, the CS First Boston High Yield, the J.P. Morgan EMBI Global and the Morgan Stanley MSCI EAFE Index.

 ** These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different than the performance of Classes A and D due to different expenses.


--------------------------------------------------------------------------------
6                    SEI Asset Allocation Trust / Annual Report / March 31, 2004

Diversified Global Stock Fund


Objectives
The Diversified Global Stock Fund seeks long-term capital growth through participation in the U.S. and international equity markets.

Strategy
The Fund invests almost exclusively in U.S. and non-U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap funds to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis
The Diversified Global Stock Fund, Class A returned 41.32% for the fiscal year ending March 31, 2004. A broad allocation to the Large Cap Growth Strategy significantly hurt the Fund's relative performance, as did exposures to both emerging markets and developed international equities. The Large Cap Value Strategy posted solid performance for the period--adding to Fund returns. The Small Cap Growth Strategy was also a bright spot for performance during the last 12 months, as investors, for the most part, concentrated on high-beta, early cyclical securities amidst the first stages of the global economic recovery.


Diversified Global Stock Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                         Annualized    Annualized    Annualized
                             One Year        3 Year        5 Year     Inception
                               Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Global Stock
 Fund, Class A                 41.32%         1.47%        -0.38%         4.57%
--------------------------------------------------------------------------------
Diversified Global Stock
 Fund, Class D                 39.94%         0.43%        -1.41%         3.51%
--------------------------------------------------------------------------------
Diversified Global Stock
 Fund, Class I+                40.77%         1.32%        -0.47%         4.51%
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class A, versus the Wilshire 5000 Index, Morgan Stanley MSCI EAFE Index and the Diversified Global Stock
Benchmark**

Diversified Global Stock Fund, Class A -- $207,790
Diversified Global Stock Benchmark* -- $222,010
MSCI EAFE Index -- $190,632
Wilshire 5000 Index -- $254,669


              Diversified    Diversified
                Global         Global           MSCI           Wilshire
              Stock Fund,      Stock            EAFE             5000
                Class A      Benchmark*        Index            Index
12/96          $150,000       $150,000       $150,000          $150,000
3/97            150,864        151,380        147,654           150,965
3/98            203,214        201,820        175,132           223,050
3/99            211,789        215,847        185,745           252,248
3/00            273,166        271,341        232,348           311,803
3/01            198,892        200,738        172,263           234,570
3/02            198,991        203,709        157,621           240,528
3/03            147,035        154,819        121,005           182,729
3/04            207,790        222,010        190,632           254,669

[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class D, versus the Wilshire 5000 Index, Morgan Stanley MSCI EAFE Index and the Diversified Global Stock
Benchmark**

Diversified Global Stock Fund, Class D -- $193,015
Diversified Global Stock Benchmark* -- $222,010
MSCI EAFE Index -- $190,632
Wilshire 5000 Index -- $254,669


              Diversified    Diversified
                Global         Global           MSCI           Wilshire
              Stock Fund,      Stock            EAFE             5000
                Class D      Benchmark*        Index            Index
12/96          $150,000       $150,000       $150,000          $150,000
3/97            150,740        151,380        147,654           150,965
3/98            200,696        201,820        175,132           223,050
3/99            207,179        215,847        185,745           252,248
3/00            264,319        271,341        232,348           311,803
3/01            190,547        200,738        172,263           234,570
3/02            188,528        203,709        157,621           240,528
3/03            137,927        154,819        121,005           182,729
3/04            193,015        222,010        190,632           254,669

 1 For the period ended March 31, 2004. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 9, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

 + Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

 * Represents a weighted composite benchmark consisting of the Morgan Stanley MSCI EAFE Index, the Russell 1000 Growth Index, the Russell 2000 Growth Index, the Russell 2000 Value Index, the Russell 1000 Value Index, the Morgan Stanley MSCI EMF Index and the iMoneyNet, Inc. First Tier Retail.

** These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different than the performance of Classes A and D due to different expenses.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                    7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2004


Diversified U.S. Stock Fund


Objectives
The Diversified U.S. Stock Fund seeks long-term capital growth through a diversified U.S. equity strategy.

Strategy
The Fund invests almost exclusively in U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis
The Diversified U.S. Stock Fund, Class A returned 37.24% for the fiscal year ending March 31, 2004. The Fund's expansive exposure to the Large Cap Growth Strategy significantly hurt relative performance, while an allocation to the Large Cap Value Strategy added to Fund returns. For the most part, larger-cap, low-beta securities were out of favor during much of the past year, as investors primarily focused on higher-yielding, smaller-cap stocks that typically rally in the first stages of an economic rebound. That said, an allocation to the Small Cap Growth Strategy, albeit small, was able to add some value to the Fund over the last 12 months.


Diversified U.S. Stock Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                         Annualized    Annualized    Annualized
                             One Year        3 Year        5 Year     Inception
                               Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class A                 37.24%         1.00%        -1.08%         7.23%
--------------------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class D                 35.68%        -0.08%        -2.09%         6.13%
--------------------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class I+                36.76%         0.87%        -1.15%         7.18%
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class A, versus the Wilshire 5000 Index Index and the Diversified U.S. Stock Benchmark**

Diversified U.S. Stock Fund, Class A -- $258,643
Diversified U.S. Stock Benchmark* -- $265,068
Wilshire 5000 Index -- $277,629


               Diversified
                   U.S.              Diversified
                  Stock                 U.S.            Wilshire
                  Fund,                Stock              5000
                 Class A             Benchmark*           Index
5/96            $150,000              $150,000          $150,000
3/97             166,052               165,751           164,575
3/98             249,743               243,588           243,159
3/99             273,044               269,823           274,989
3/00             333,523               330,236           339,914
3/01             251,010               248,040           255,717
3/02             253,921               254,092           262,212
3/03             188,460               191,357           199,203
3/04             258,643               265,068           277,629


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:
Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class D, versus the Wilshire 5000 Index and the Diversified U.S. Stock Benchmark**

Diversified U.S. Stock Fund, Class D -- $253,765
Diversified U.S. Stock Benchmark* -- $281,343
Wilshire 5000 Index -- $295,903


               Diversified
                   U.S.              Diversified
                  Stock                 U.S.            Wilshire
                  Fund,                Stock              5000
                 Class D             Benchmark*           Index
7/96            $150,000              $150,000          $150,000
3/97             175,150               175,929           175,407
3/98             260,729               258,545           259,165
3/99             282,057               286,390           293,089
3/00             341,232               350,513           362,288
3/01             254,389               263,270           272,549
3/02             254,465               269,694           279,472
3/03             187,032               203,107           212,315
3/04             253,765               281,343           295,903

 1 For the period ended March 31, 2004. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning May 13, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 + Class I Shares performance for the period prior to September 4, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

 * Represents a weighted composite benchmark consisting of the iMoneyNet, Inc. First Tier Retail, the Russell 1000 Growth Index, the Russell 2000 Growth Index,the Russell 2000 Value Index and the Russell 1000 Value Index.

** These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different than the performance of Classes A and D due to different expenses.


--------------------------------------------------------------------------------
8                    SEI Asset Allocation Trust / Annual Report / March 31, 2004

                       This page intentionally left blank

STATEMENT OF NET ASSETS


Diversified Conservative Income Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUND -- 54.8%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               3,757,683           $40,320
                                                                        -------
Total Fixed Income Fund
   (Cost $38,866) ($ Thousands)                                          40,320
                                                                        -------
EQUITY FUNDS -- 25.2%
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*                  486,724             8,518
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                   414,162             8,109
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                   55,357               936
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                    45,029               929
                                                                        -------
Total Equity Funds
   (Cost $19,179) ($ Thousands)                                          18,492
                                                                        -------
MONEY MARKET FUND -- 19.9%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*               14,641,251            14,641
                                                                        -------
Total Money Market Fund
   (Cost $14,641) ($ Thousands)                                          14,641
                                                                        -------
Total Investments -- 99.9%
   (Cost $72,686) ($ Thousands)                                          73,453
                                                                        -------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Receivable from Administrator                                           $     8
Investment Advisory Fees Payable                                             (6)
Distribution & Shareholder Servicing Fees Payable -- Class D                (12)
Administrative Servicing Fees Payable -- Class I                             (1)
Other Assets and Liabilities, Net                                           115
                                                                        -------
Total Other Assets and Liabilities                                          104
                                                                        -------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 5,024,986 outstanding shares
   of beneficial interest                                                55,794
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 1,235,695 outstanding shares
   of beneficial interest                                                13,859
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 306,626 outstanding shares
   of beneficial interest                                                 3,238
Undistributed net investment income                                         341
Accumulated net realized loss on investments                               (442)
Net unrealized appreciation on investments                                  767
                                                                        -------
Total Net Assets -- 100.0%                                              $73,557
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($56,375,428 / 5,024,986 shares)                                      $11.22
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($13,747,147 / 1,235,695 shares)                                      $11.13
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($3,434,099 / 306,626 shares)                                         $11.20
                                                                        =======


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Diversified Conservative Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUND -- 59.3%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               4,924,180           $52,836
                                                                        -------
Total Fixed Income Fund
   (Cost $51,238) ($ Thousands)                                          52,836
                                                                        -------
EQUITY FUNDS -- 40.4%
   SEI Institutional International Trust
     International Equity Fund, Class A*              732,445             7,251
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*                  756,889            13,246
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                   646,593            12,660
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                   85,415             1,444
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                    69,514             1,434
                                                                        -------
Total Equity Funds
   (Cost $37,220) ($ Thousands)                                          36,035
                                                                        -------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                  878,931               879
                                                                        -------
Total Money Market Fund
   (Cost $879) ($ Thousands)                                                879
                                                                        -------
Total Investments -- 100.7%
   (Cost $89,337) ($ Thousands)                                          89,750
                                                                        -------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.7)%
Receivable from Administrator                                           $     9
Investment Advisory Fees Payable                                             (7)
Distribution & Shareholder Servicing Fees Payable -- Class D                 (8)
Administrative Servicing Fees Payable -- Class I                             (1)
Other Assets and Liabilities, Net                                          (633)
                                                                        -------
Total Other Assets and Liabilities                                         (640)
                                                                        -------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 7,040,926 outstanding shares
   of beneficial interest                                                72,715
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 872,180 outstanding shares
   of beneficial interest                                                10,684
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 576,507 outstanding shares
   of beneficial interest                                                 5,550
Undistributed net investment income                                         431
Accumulated net realized loss on investments                               (683)
Net unrealized appreciation on investments                                  413
                                                                        -------
Total Net Assets -- 100.0%                                              $89,110
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($73,941,108 / 7,040,926 shares)                                      $10.50
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($9,124,508 / 872,180 shares)                                         $10.46
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($6,044,694 / 576,507 shares)                                         $10.49
                                                                        =======


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   11

STATEMENT OF NET ASSETS


Diversified Global Moderate Growth Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 60.7%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                         174,667          $  1,984
   SEI Institutional International Trust
     International Equity Fund, Class A*            2,801,736            27,737
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*                2,310,187            40,428
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                 1,974,304            38,657
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                  265,707             4,490
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   217,040             4,478
                                                                       --------
Total Equity Funds
   (Cost $116,855) ($ Thousands)                                        117,774
                                                                       --------
FIXED INCOME FUNDS -- 39.2%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                         747,051             7,739
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               5,647,821            60,601
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   897,525             7,701
                                                                       --------
Total Fixed Income Funds
   (Cost $74,978) ($ Thousands)                                          76,041
                                                                       --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                1,931,526             1,932
                                                                       --------
Total Money Market Fund
   (Cost $1,932) ($ Thousands)                                            1,932
                                                                       --------
Total Investments -- 100.9%
   (Cost $193,765) ($ Thousands)                                        195,747
                                                                       --------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.9)%
Receivable from Administrator                                          $     24
Investment Advisory Fees Payable                                            (17)
Distribution & Shareholder Servicing Fees
   Payable -- Class D                                                        (8)
Administrative Servicing Fees Payable -- Class I                             (1)
Other Assets and Liabilities, Net                                        (1,804)
                                                                       --------
Total Other Assets and Liabilities                                       (1,806)
                                                                       --------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 15,897,731 outstanding shares
   of beneficial interest                                               176,440
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 802,837 outstanding shares
   of beneficial interest                                                 9,614
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 758,506 outstanding shares
   of beneficial interest                                                 7,685
Undistributed net investment income                                         724
Accumulated net realized loss on investments                             (2,504)
Net unrealized appreciation on investments                                1,982
                                                                       --------
Total Net Assets -- 100.0%                                             $193,941
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($176,704,189 / 15,897,731 shares)                                    $11.12
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($8,828,795 / 802,837 shares)                                         $11.00
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($8,407,998 / 758,506 shares)                                         $11.08
                                                                       ========


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Diversified Moderate Growth Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 60.3%
   SEI Institutional International Trust
     International Equity Fund, Class A*            2,849,053          $ 28,206
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*                2,935,128            51,365
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                 2,514,164            49,227
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                  336,328             5,684
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   275,125             5,676
                                                                       --------
Total Equity Funds
   (Cost $157,515) ($ Thousands)                                        140,158
                                                                       --------
FIXED INCOME FUND -- 38.7%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               8,385,402            89,975
                                                                       --------
Total Fixed Income Fund
   (Cost $87,964) ($ Thousands)                                          89,975
                                                                       --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                2,299,313             2,299
                                                                       --------
Total Money Market Fund
   (Cost $2,299) ($ Thousands)                                            2,299
                                                                       --------
Total Investments -- 100.0%
   (Cost $247,778) ($ Thousands)                                        232,432
                                                                       --------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                          $     34
Investment Advisory Fees Payable                                            (20)
Distribution & Shareholder Servicing Fees Payable -- Class D                (20)
Administrative Servicing Fees Payable -- Class I                             (2)
Other Assets and Liabilities, Net                                            15
                                                                       --------
Total Other Assets and Liabilities                                            7
                                                                       --------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 16,858,172 outstanding shares
   of beneficial interest                                               222,580
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 1,755,024 outstanding shares
   of beneficial interest                                                25,338
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 915,204 outstanding shares
   of beneficial interest                                                 9,680
Undistributed net investment income                                         830
Accumulated net realized loss on investments                            (10,643)
Net unrealized depreciation on investments                              (15,346)
                                                                       --------
Total Net Assets -- 100.0%                                             $232,439
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($200,772,476 / 16,858,172 shares)                                    $11.91
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($20,779,549 / 1,755,024 shares)                                      $11.84
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($10,886,788 / 915,204 shares)                                        $11.90
                                                                       ========


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   13

STATEMENT OF NET ASSETS


Diversified Global Growth Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 81.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                         364,131          $  4,136
   SEI Institutional International Trust
     International Equity Fund, Class A*            3,766,636            37,290
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*                3,242,810            56,749
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                 2,766,000            54,158
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                  367,961             6,219
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   301,219             6,214
                                                                       --------
Total Equity Funds
   (Cost $184,845) ($ Thousands)                                        164,766
                                                                       --------
FIXED INCOME FUNDS -- 19.1%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                         399,818             4,142
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*               2,855,713            30,642
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                   479,727             4,116
                                                                       --------
Total Fixed Income Funds
   (Cost $38,969) ($ Thousands)                                          38,900
                                                                       --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                2,064,277             2,064
                                                                       --------
Total Money Market Fund
   (Cost $2,064) ($ Thousands)                                            2,064
                                                                       --------
Total Investments -- 101.2%
   (Cost $225,878) ($ Thousands)                                        205,730
                                                                       --------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.2)%
Receivable from Administrator                                          $     27
Investment Advisory Fees Payable                                            (17)
Distribution & Shareholder Servicing Fees
   Payable -- Class D                                                       (16)
Administrative Servicing Fees Payable -- Class I                             (3)
Other Assets and Liabilities, Net                                        (2,418)
                                                                       --------
Total Other Assets and Liabilities                                       (2,427)
                                                                       --------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 14,702,206 outstanding shares
   of beneficial interest                                               188,756
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 1,523,594 outstanding shares
   of beneficial interest                                                20,819
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 1,263,527 outstanding shares
   of beneficial interest                                                12,771
Undistributed net investment income                                         429
Accumulated net realized gain on investments                                676
Net unrealized depreciation on investments                              (20,148)
                                                                       --------
Total Net Assets -- 100.0%                                             $203,303
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($171,034,334 / 14,702,206 shares)                                    $11.63
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($17,582,553 / 1,523,594 shares)                                      $11.54
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($14,685,737 / 1,263,527 shares)                                      $11.62
                                                                       ========


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
14                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Diversified Global Stock Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.8%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                         241,552          $  2,744
   SEI Institutional International Trust
     International Equity Fund, Class A*            3,179,247            31,474
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*                2,630,283            46,030
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                 2,252,499            44,104
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                  302,472             5,112
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   245,020             5,055
                                                                       --------
Total Equity Funds
   (Cost $161,721) ($ Thousands)                                        134,519
                                                                       --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                1,317,265             1,317
                                                                       --------
Total Money Market Fund
   (Cost $1,317) ($ Thousands)                                            1,317
                                                                       --------
Total Investments -- 100.8%
   (Cost $163,038) ($ Thousands)                                        135,836
                                                                       --------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.8)%
Receivable from Administrator                                          $     19
Investment Advisory Fees Payable                                            (11)
Distribution & Shareholder Servicing Fees
   Payable -- Class D                                                        (8)
Administrative Servicing Fees Payable -- Class I                             (1)
Other Assets and Liabilities, Net                                        (1,032)
                                                                       --------
Total Other Assets and Liabilities                                       (1,033)
                                                                       --------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 11,753,194 outstanding shares
   of beneficial interest                                               153,095
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 796,316 outstanding shares
   of beneficial interest                                                11,771
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 302,620 outstanding shares
   of beneficial interest                                                 2,695
Undistributed net investment income                                         106
Accumulated net realized loss on investments                             (5,662)
Net unrealized depreciation on investments                              (27,202)
                                                                       --------
Total Net Assets -- 100.0%                                             $134,803
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($123,657,103 / 11,753,194 shares)                                    $10.52
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($7,969,499 / 796,316 shares)                                         $10.01
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($3,176,627 / 302,620 shares)                                         $10.50
                                                                       ========


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   15

STATEMENT OF NET ASSETS / SCHEDULE OF INVESTMENTS


Diversified U.S. Stock Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.7%
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*                3,099,324          $ 54,238
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                 2,654,470            51,975
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                  348,669             5,892
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                   286,975             5,920
                                                                       --------
Total Equity Funds
   (Cost $143,024) ($ Thousands)                                        118,025
                                                                       --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
   Prime Obligation Fund, Class A*                  1,178,793             1,179
                                                                       --------
Total Money Market Fund
   (Cost $1,179) ($ Thousands)                                            1,179
                                                                       --------
Total Investments -- 100.7%
   (Cost $144,203) ($ Thousands)                                        119,204
                                                                       --------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.7)%
Receivable from Administrator                                          $     18
Investment Advisory Fees Payable                                            (10)
Distribution & Shareholder Servicing Fees Payable -- Class D                (15)
Other Assets and Liabilities, Net                                          (813)
                                                                       --------
Total Other Assets and Liabilities                                         (820)
                                                                       --------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 7,792,836 outstanding shares
   of beneficial interest                                               123,331
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 1,270,526 outstanding shares
   of beneficial interest                                                24,909
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 174,688 outstanding shares
   of beneficial interest                                                 1,895
Undistributed net investment income                                         120
Accumulated net realized loss on investments                             (6,872)
Net unrealized depreciation on investments                              (24,999)
                                                                       --------
Total Net Assets -- 100.0%                                             $118,384
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($100,571,372 / 7,792,836 shares)                                     $12.91
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($15,561,828 / 1,270,526 shares)                                      $12.25
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($2,251,031 / 174,688 shares)                                         $12.89
                                                                       ========


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Defensive Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUNDS -- 65.9%
   SEI Daily Income Trust
     Corporate Daily Income Fund,
     Class A**                                        622,712           $ 1,258
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A**                 18,151               195
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A**                   22,738               195
                                                                        -------
Total Fixed Income Funds
   (Cost $1,647) ($ Thousands)                                            1,648
                                                                        -------
EQUITY FUNDS -- 11.7%
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A**                    9,923               194
   SEI Institutional Managed Trust
     Real Estate Fund, Class A**                        8,526                97
                                                                        -------
Total Equity Funds
   (Cost $284) ($ Thousands)                                                291
                                                                        -------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A**                   4,855                 5
                                                                        -------
Total Money Market Fund
   (Cost $5) ($ Thousands)                                                    5
                                                                        -------
Total Investments -- 77.8%*
   (Cost $1,936) ($ Thousands)                                            1,944
                                                                        -------


 *Percentages are based on net assets of $2,500,044.
**Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   17

STATEMENT OF NET ASSETS / SCHEDULE OF INVESTMENTS


Tax-Managed Defensive Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BOND FUNDS -- 74.9%
   SEI Tax Exempt Trust
     Intermediate-Term Municipal Fund,
     Class A*                                          11,213            $  126
   SEI Tax Exempt Trust
     Short Duration Municipal Fund,
     Class A*                                          80,715               810
                                                                         ------
Total Municipal Bond Funds
   (Cost $937) ($ Thousands)                                                936
                                                                         ------
EQUITY FUNDS -- 15.1%
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                     6,436               126
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                         5,546                63
                                                                         ------
Total Equity Funds
   (Cost $188) ($ Thousands)                                                189
                                                                         ------
FIXED INCOME FUND -- 10.1%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                    14,643               126
                                                                         ------
Total Fixed Income Fund
   (Cost $125) ($ Thousands)                                                126
                                                                         ------
MONEY MARKET FUND -- 0.3%
   SEI Tax Exempt Trust Tax Free Fund,
     Class A*                                           3,130                 3
                                                                         ------
Total Money Market Fund
   (Cost $3) ($ Thousands)                                                    3
                                                                         ------
Total Investments -- 100.4%
   (Cost $1,253) ($ Thousands)                                            1,254
                                                                         ------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
Receivable from Administrator                                            $    1
Payable to Advisor                                                          (22)
Other Assets and Liabilities, Net                                            16
                                                                         ------
Total Other Assets and Liabilities                                           (5)
                                                                         ------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 122,387 outstanding shares
   of beneficial interest                                                 1,247
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 10 outstanding shares
   of beneficial interest                                                    --
Undistributed net investment income                                           1
Net unrealized appreciation on investments                                    1
                                                                         ------
Total Net Assets -- 100.0%                                               $1,249
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,249,373 / 122,387 shares)                                         $10.21
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($102 / 10 shares)                                                    $10.23
                                                                         ======
Amounts designated as "--" are zero or have been rounded to zero.


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Conservative Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUNDS -- 64.5%*
   SEI Daily Income Trust
     Corporate Daily Income Fund,
     Class A**                                        632,533            $1,278
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A**                 26,684               286
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A**                   50,173               431
                                                                         ------
Total Fixed Income Funds
   (Cost $1,999) ($ Thousands)                                            1,995
                                                                         ------
EQUITY FUNDS -- 27.8%*
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A**                   29,159               571
   SEI Institutional Managed Trust
     Real Estate Fund, Class A**                       25,056               287
                                                                         ------
Total Equity Funds
   (Cost $836) ($ Thousands)                                                858
                                                                         ------
MONEY MARKET FUND -- 0.2%*
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A**                   7,132                 7
                                                                         ------
Total Money Market Fund
   (Cost $7) ($ Thousands)                                                    7
                                                                         ------
Total Investments -- 92.5%*
   (Cost $2,842) ($ Thousands)                                           $2,860
                                                                         ======
 *Percentages are based on net assets of $3,092,070.
**Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   19

STATEMENT OF NET ASSETS / SCHEDULE OF INVESTMENTS


Tax-Managed Conservative Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BOND FUNDS -- 54.4%
   SEI Tax Exempt Trust
     Intermediate-Term Municipal Fund,
     Class A*                                          27,253            $  306
   SEI Tax Exempt Trust
     Short Duration Municipal Fund,
     Class A*                                         136,897             1,374
                                                                         ------
Total Municipal Bond Funds
   (Cost $1,681) ($ Thousands)                                            1,680
                                                                         ------
FIXED INCOME FUND -- 15.0%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                    54,144               464
                                                                         ------
Total Fixed Income Fund
   (Cost $471) ($ Thousands)                                                464
                                                                         ------
EQUITY FUNDS -- 30.4%
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                    32,013               627
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                        27,145               311
                                                                         ------
Total Equity Funds
   (Cost $919) ($ Thousands)                                                938
                                                                         ------
MONEY MARKET FUND -- 0.2%
   SEI Tax Exempt Trust Tax Free Fund,
     Class A*                                           7,678                 8
                                                                         ------
Total Money Market Fund
   (Cost $8) ($ Thousands)                                                    8
                                                                         ------
Total Investments -- 100.0%
   (Cost $3,079) ($ Thousands)                                            3,090
                                                                         ------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                            $    2
Payable to Advisor                                                          (22)
Other Assets and Liabilities, Net                                            20
                                                                         ------
Total Other Assets and Liabilities                                           --
                                                                         ------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 295,775 outstanding shares
   of beneficial interest                                                 3,069
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 10 outstanding shares
   of beneficial interest                                                    --
Undistributed net investment income                                          10
Net unrealized appreciation on investments                                   11
                                                                         ------
Total Net Assets -- 100.0%                                               $3,090
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,089,758 / 295,775 shares)                                         $10.45
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($104 / 10 shares)                                                    $10.39
                                                                         ======
Amounts designated as "--" are zero or have been rounded to zero.


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Moderate Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUNDS -- 49.1%*
   SEI Daily Income Trust
     Corporate Daily Income Fund,
     Class A**                                        821,853            $1,660
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A**                157,102             1,686
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A**                  147,368             1,264
                                                                         ------
Total Fixed Income Funds
   (Cost $4,616) ($ Thousands)                                            4,610
                                                                         ------
EQUITY FUNDS -- 40.8%*
   SEI Institutional International Trust
     International Equity Fund, Class A**              43,162               427
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A**                  24,282               425
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A**                  108,671             2,128
   SEI Institutional Managed Trust
     Real Estate Fund, Class A**                       74,566               855
                                                                         ------
Total Equity Funds
   (Cost $3,750) ($ Thousands)                                            3,835
                                                                         ------
MONEY MARKET FUND -- 0.2%*
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A**                  20,798                21
                                                                         ------
Total Money Market Fund
   (Cost $21) ($ Thousands)                                                  21
                                                                         ------
Total Investments -- 90.1%*
   (Cost $8,387) ($ Thousands)                                           $8,466
                                                                         ======
 *Percentages are based on net assets of $9,399,884.
**Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   21

STATEMENT OF NET ASSETS


Tax-Managed Moderate Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 45.5%
   SEI Institutional International Trust
     International Equity Fund, Class A*               10,885            $  108
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                    27,363               536
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                          20,421               213
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                         9,286               106
                                                                         ------
Total Equity Funds
   (Cost $740) ($ Thousands)                                                963
                                                                         ------
MUNICIPAL BOND FUNDS -- 44.3%
   SEI Tax Exempt Trust
     Intermediate-Term Municipal Fund,
     Class A*                                          37,276               418
   SEI Tax Exempt Trust
     Short Duration Municipal Fund,
     Class A*                                          51,773               520
                                                                         ------
Total Municipal Bond Funds
   (Cost $1,053) ($ Thousands)                                              938
                                                                         ------
FIXED INCOME FUND -- 10.0%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                    24,667               212
                                                                         ------
Total Fixed Income Fund
   (Cost $314) ($ Thousands)                                                212
                                                                         ------
MONEY MARKET FUND -- 0.2%
   SEI Tax Exempt Trust Tax Free Fund,
     Class A*                                           5,251                 5
                                                                         ------
Total Money Market Fund
   (Cost $5) ($ Thousands)                                                    5
                                                                         ------
Total Investments -- 100.0%
   (Cost $2,112) ($ Thousands)                                            2,118
                                                                         ------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                            $    1
Payable to Advisor                                                          (22)
Other Assets and Liabilities, Net                                            21
                                                                         ------
Total Other Assets and Liabilities                                           --
                                                                         ------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 200,125 outstanding shares
   of beneficial interest                                                 2,107
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 10 outstanding shares
   of beneficial interest                                                    --
Undistributed net investment income                                           5
Net unrealized appreciation on investments                                    6
                                                                         ------
Total Net Assets -- 100.0%                                               $2,118
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($2,117,952 / 200,125 shares)                                         $10.58
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($106 / 10 shares)                                                    $10.56
                                                                         ======
Amounts designated as "--" are zero or have been rounded to zero.


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Aggressive Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 78.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                          11,647            $  132
   SEI Institutional International Trust
     International Equity Fund, Class A*              119,976             1,188
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*                   89,711             1,570
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                    80,321             1,573
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                   23,196               392
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                    19,092               394
                                                                         ------
Total Equity Funds
   (Cost $5,206) ($ Thousands)                                            5,249
                                                                         ------
FIXED INCOME FUNDS -- 19.3%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                          63,300               656
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                    74,731               641
                                                                         ------
Total Fixed Income Funds
   (Cost $1,291) ($ Thousands)                                            1,297
                                                                         ------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                   16,323                16
                                                                         ------
Total Money Market Fund
   (Cost $16) ($ Thousands)                                                  16
                                                                         ------
Total Investments -- 97.6%
   (Cost $6,513) ($ Thousands)                                            6,562
                                                                         ------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 2.4%
Receivable from Administrator                                            $    2
Payable to Advisor                                                          (22)
Other Assets and Liabilities, Net                                           179
                                                                         ------
Total Other Assets and Liabilities                                          159
                                                                         ------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 617,346 outstanding shares
   of beneficial interest                                                 6,662
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 10 outstanding shares
   of beneficial interest                                                    --
Undistributed net investment income                                          11
Accumulated net realized loss on investments                                 (1)
Net unrealized appreciation on investments                                   49
                                                                         ------
Total Net Assets -- 100.0%                                               $6,721
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($6,721,135 / 617,346 shares)                                         $10.89
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($109 / 10 shares)                                                    $10.87
                                                                         ======
Amounts designated as "--" are zero or have been rounded to zero.


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   23

STATEMENT OF NET ASSETS


Tax-Managed Aggressive Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 88.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                           4,752            $   54
   SEI Institutional International Trust
     International Equity Fund, Class A*               43,632               432
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         141,886             1,484
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A*                                          31,123               378
                                                                         ------
Total Equity Funds
   (Cost $2,346) ($ Thousands)                                            2,348
                                                                         ------
FIXED INCOME FUNDS -- 11.6%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                          15,253               158
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                    17,694               152
                                                                         ------
Total Fixed Income Funds
   (Cost $308) ($ Thousands)                                                310
                                                                         ------
MONEY MARKET FUND -- 0.3%
   SEI Tax Exempt Trust
     Tax Free Fund, Class A*                            6,441                 6
                                                                         ------
Total Money Market Fund
   (Cost $6) ($ Thousands)                                                    6
                                                                         ------
Total Investments -- 100.0%
   (Cost $2,660) ($ Thousands)                                            2,664
                                                                         ------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                            $    2
Payable to Advisor                                                          (22)
Other Assets and Liabilities, Net                                            20
                                                                         ------
Total Other Assets and Liabilities                                           --
                                                                         ------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 244,522 outstanding shares
   of beneficial interest                                                 2,659
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 10 outstanding shares
   of beneficial interest                                                    --
Undistributed net investment income                                           5
Accumulated net realized loss on investments                                 (4)
Net unrealized appreciation on investments                                    4
                                                                         ------
Total Net Assets -- 100.0%                                               $2,664
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($2,663,727 / 244,522 shares)                                         $10.89
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($109 / 10 shares)                                                    $10.88
                                                                         ======
Amounts designated as "--" are zero or have been rounded to zero.


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Core Market Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
FIXED INCOME FUNDS -- 59.1%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                          27,717            $  287
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*                 269,558             2,893
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                    33,585               288
                                                                         ------
Total Fixed Income Funds
   (Cost $3,463) ($ Thousands)                                            3,468
                                                                         ------
EQUITY FUNDS -- 39.9%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                           5,224                59
   SEI Institutional International Trust
     International Equity Fund, Class A*               53,416               529
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*                   39,834               697
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                    35,818               701
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                   10,528               178
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                     8,581               177
                                                                         ------
Total Equity Funds
   (Cost $2,289) ($ Thousands)                                            2,341
                                                                         ------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                   14,319                14
                                                                         ------
Total Money Market Fund
   (Cost $14) ($ Thousands)                                                  14
                                                                         ------
Total Investments -- 99.3%
   (Cost $5,766) ($ Thousands)                                            5,823
                                                                         ------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.7%
Receivable from Administrator                                            $    2
Payable to Advisor                                                          (22)
Other Assets and Liabilities, Net                                            64
                                                                         ------
Total Other Assets and Liabilities                                           44
                                                                         ------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 553,330 outstanding shares
   of beneficial interest                                                 5,799
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 10 outstanding shares
   of beneficial interest                                                    --
Undistributed net investment income                                          12
Accumulated net realized loss on investments                                 (1)
Net unrealized appreciation on investments                                   57
                                                                         ------
Total Net Assets -- 100.0%                                               $5,867
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($5,866,629 / 553,330 shares)                                         $10.60
                                                                         ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($106 / 10 shares)                                                    $10.62
                                                                         ======
Amounts designated as "--" are zero or have been rounded to zero.


*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   25

SCHEDULE OF INVESTMENTS


Tax-Managed Core Market Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND -- 11.5%*
   SEI Tax Exempt Trust
     Intermediate-Term Municipal Fund,
     Class A**                                          3,914               $44
                                                                            ---
Total Municipal Bond Fund
   (Cost $44) ($ Thousands)                                                  44
                                                                            ---
EQUITY FUNDS -- 10.5%*
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A**                                             81                 1
   SEI Institutional International Trust
     International Equity Fund, Class A**                 745                 7
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A**                                          2,422                25
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A**                                            528                 7
                                                                            ---
Total Equity Funds
   (Cost $40) ($ Thousands)                                                  40
                                                                            ---
FIXED INCOME FUNDS -- 1.5%*
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A**                                            262                 3
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A**                      313                 3
                                                                            ---
Total Fixed Income Funds
   (Cost $5) ($ Thousands)                                                    6
                                                                            ---
MONEY MARKET FUND -- 0.0%*
   SEI Tax Exempt Trust
     Tax Free Fund, Class A**                             223                --
                                                                            ---
Total Money Market Fund
   (Cost $0) ($ Thousands)                                                   --
                                                                            ---
Total Investments -- 23.5%
   (Cost $89) ($ Thousands)                                                 $90
                                                                            ===
 *Percentages are based on net assets of $381,524.
**Affiliated fund.
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Market Growth Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 42.3%*
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A**                                          7,326            $   83
   SEI Institutional International Trust
     International Equity Fund,
     Class A**                                        117,438             1,163
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A**                                         84,801             1,484
   SEI Institutional Managed Trust
     Large Cap Value Fund,
     Class A**                                         75,903             1,486
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                         21,931               371
   SEI Institutional Managed Trust
     Small Cap Value Fund,
     Class A**                                         18,036               372
                                                                         ------
Total Equity Funds
   (Cost $4,931) ($ Thousands)                                            4,959
                                                                         ------
FIXED INCOME FUNDS -- 28.1%*
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A**                                         55,823               578
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A**                                        190,928             2,049
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A**                   77,332               663
                                                                         ------
Total Fixed Income Funds
   (Cost $3,281) ($ Thousands)                                            3,290
                                                                         ------
MONEY MARKET FUND -- 0.2%*
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A**                  20,630                21
                                                                         ------
Total Money Market Fund
   (Cost $21) ($ Thousands)                                                  21
                                                                         ------
Total Investments -- 70.6%*
   (Cost $8,233) ($ Thousands)                                           $8,270
                                                                         ======


 *Percentages are based on net assets of $11,707,082.
**Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   27

STATEMENT OF NET ASSETS


Tax-Managed Market Growth Strategy Fund

March 31, 2004

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 66.0%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                          10,294           $   117
   SEI Institutional International Trust
     International Equity Fund,
     Class A*                                         141,393             1,400
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         476,131             4,980
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A*                                          95,402             1,158
                                                                        -------
Total Equity Funds
   (Cost $7,556) ($ Thousands)                                            7,655
                                                                        -------
MUNICIPAL BOND FUND -- 24.8%
   SEI Tax Exempt Trust
     Intermediate-Term Municipal Fund,
     Class A*                                         256,778             2,878
                                                                        -------
Total Municipal Bond Fund
   (Cost $2,877) ($ Thousands)                                            2,878
                                                                        -------
FIXED INCOME FUNDS -- 9.0%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                          44,765               464
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                    67,917               583
                                                                        -------
Total Fixed Income Funds
   (Cost $1,045) ($ Thousands)                                            1,047
                                                                        -------
MONEY MARKET FUND -- 0.2%
   SEI Tax Exempt Trust
     Tax Free Fund, Class A*                           28,944                29
                                                                        -------
Total Money Market Fund
   (Cost $29) ($ Thousands)                                                  29
                                                                        -------
Total Investments -- 100.0%
   (Cost $11,507) ($ Thousands)                                          11,609
                                                                        -------


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                           $     4
Payable to Advisor                                                          (22)
Investment Advisory Fees Payable                                             (1)
Other Assets and Liabilities, Net                                            18
                                                                        -------
Total Other Assets and Liabilities                                          (1)
                                                                        -------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 1,088,374 outstanding shares
   of beneficial interest                                                11,474
Paid-in-Capital -- Class D
   (unlimited authorization -- no par value)
   based on 10 outstanding shares
   of beneficial interest                                                    --
Undistributed net investment income                                          32
Net unrealized appreciation on investments                                  102
                                                                        -------
Total Net Assets -- 100.0%                                              $11,608
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($11,607,500 / 1,088,374 shares)                                      $10.66
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($107 / 10 shares)                                                    $10.65
                                                                        =======
Amounts designated as "--" are zero or have been rounded to zero.
*Affiliated fund.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Statements of Assets and Liabilities ($ Thousands)

March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                  DEFENSIVE    CONSERVATIVE        MODERATE      TAX-MANAGED  MARKET GROWTH
                                                   STRATEGY        STRATEGY        STRATEGY      CORE MARKET       STRATEGY
                                                       FUND            FUND            FUND    STRATEGY FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $1,936, $2,842,
     $8,387, $89 and $8,233, respectively)           $1,944          $2,860          $8,466           $   90        $ 8,270
   Cash                                                  60              49              26                2          1,367
   Receivable from Administrator                          1               2               2                1              2
   Receivable for capital shares sold                   566             246             935              292          3,438
   Accrued income                                         4               8              22               --             12
   Other assets                                          20              19              19               20              2
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                       2,595           3,184           9,470              405         13,109
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investment securities purchased           62              55              46               --          1,378
   Payable for capital shares redeemed                   10              13              --               --             --
   Payable to Advisor                                    22              22              22               22             22
   Other accrued expenses                                 1               2               2                1              2
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                     95              92              70               23          1,402
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $2,500          $3,092          $9,400           $  382        $11,707
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital -- Class A
     (unlimited authorization -- no par value)
     based on 242,946, 296,430, 879,698,
     36,198 and 1,101,105, respectively,
     outstanding shares of beneficial interest       $2,485          $3,062          $9,293           $  381        $11,653
   Paid-in-Capital -- Class D
     (unlimited authorization -- no par value)
     based on 10, 10, 10, 10 and 10, respectively,
     outstanding shares of beneficial interest           --              --              --               --             --
   Undistributed net investment income                    7              12              28               --             17
   Net unrealized appreciation on investments             8              18              79                1             37
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100%                             $2,500          $3,092          $9,400           $  382        $11,707
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($2,500,011 / 242,946 shares, $3,091,966 /
     296,430 shares, $9,399,777 / 879,698 shares,
     $381,500 / 36,198 shares and $11,706,976 /
     1,101,105 shares, respectively)                 $10.29          $10.43          $10.69           $10.54        $ 10.63
Net Asset Value, Offering and Redemption
     Price Per Share -- Class D
     ($103 / 10 shares, $105 / 10 shares, $107 / 10
     shares, $106 / 10 shares and $106 / 10 shares,
     respectively)                                   $10.30          $10.46          $10.73           $10.64        $ 10.58
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   29

Statements of Operations ($ Thousands)


For the year ended March 31, 2004

----------------------------------------------------------------------------------------------------
                                                   DIVERSIFIED                       DIVERSIFIED
                                                  CONSERVATIVE     DIVERSIFIED            GLOBAL
                                                        INCOME    CONSERVATIVE    ODERATE GROWTH
                                                          FUND            FUND              FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds           $1,689         $ 1,992           $ 4,053
----------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                     142             158               361
   Distribution & Shareholder Servicing Fees --
     Class D Shares                                        134              84                63
   Investment Advisory Fees                                 71              79               181
   Administrative Servicing Fees -- Class I Shares           6              10                11
   Professional Fees                                        11              12                28
   Custodian Fees/Wire Agent Fees                           11              11                22
   Registration Fees                                         7               8                18
   Printing Fees                                             8               9                21
   Trustee Fees                                              5               6                13
   Other Expenses                                            1               1                 2
----------------------------------------------------------------------------------------------------
   Total Expenses                                          396             378               720
----------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                       (142)           (158)             (361)
     Reimbursement from Administrator                      (27)            (31)              (65)
----------------------------------------------------------------------------------------------------
   Net Expenses                                            227             189               294
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    1,462           1,803             3,759
----------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds          587             918             3,640
   Capital Gain Distributions Received
     from Affiliated Funds                                 546             655             1,625
   Net Change in Unrealized Appreciation
     from Affiliated Funds                               5,408           9,816            33,716
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   FROM AFFILIATED FUNDS                                 6,541          11,389            38,981
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                      $8,003         $13,192           $42,740
----------------------------------------------------------------------------------------------------


Amount designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
30                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

------------------------------------------------------------------------------------------------------------------
                                                   DIVERSIFIED     DIVERSIFIED       DIVERSIFIED
                                                      MODERATE          GLOBAL            GLOBAL       DIVERSIFIED
                                                        GROWTH          GROWTH             STOCK        U.S. STOCK
                                                          FUND            FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds          $ 4,182         $ 2,834           $ 1,074           $ 1,023
------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                     423             361               237               223
   Distribution & Shareholder Servicing Fees --
     Class D Shares                                        201             179                74               152
   Investment Advisory Fees                                212             180               119               112
   Administrative Servicing Fees -- Class I Shares          19              22                 5                 4
   Professional Fees                                        33              28                19                18
   Custodian Fees/Wire Agent Fees                           30              24                16                15
   Registration Fees                                        21              18                12                11
   Printing Fees                                            24              21                14                13
   Trustee Fees                                             15              13                 8                 8
   Other Expenses                                            3               2                 1                 1
------------------------------------------------------------------------------------------------------------------
   Total Expenses                                          981             848               505               557
------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                       (423)           (361)             (237)             (223)
     Reimbursement from Administrator                      (85)            (68)              (46)              (45)
------------------------------------------------------------------------------------------------------------------
   Net Expenses                                            473             419               222               289
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    3,709           2,415               852               734
------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds        4,156           4,954             3,065              (466)
   Capital Gain Distributions Received
     from Affiliated Funds                               1,305           1,002               233               300
   Net Change in Unrealized Appreciation
     from Affiliated Funds                              37,576          42,539            34,943            33,206
------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   FROM AFFILIATED FUNDS                                43,037          48,495            38,241            33,040
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                     $46,746         $50,910           $39,093           $33,774
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   31

Statements of Operations ($ Thousands)

For the period ended March 31, 2004

------------------------------------------------------------------------------------------------
                                                                   TAX-MANAGED
                                                     DEFENSIVE       DEFENSIVE      CONSERVATIVE
                                                      STRATEGY        STRATEGY          STRATEGY
                                                       FUND(1)         FUND(1)           FUND(1)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds             $  7            $  1              $ 12
------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                      --              --                 1
   Investment Advisory Fees                                 --              --                 1
   Offering Costs                                            9               9                 9
   Professional Fees                                         2               2                 2
   Custodian Fees/Wire Agent Fees                           --              --                --
   Registration Fees                                        --               1                --
------------------------------------------------------------------------------------------------
   Total Expenses                                           11              12                13
------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                         --              --                (1)
         Reimbursement from Administrator                  (11)            (12)              (12)
------------------------------------------------------------------------------------------------
   Net Expenses                                             --              --                --
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                        7               1                12
------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     FROM AFFILIATED FUNDS
   Net Change in Unrealized Appreciation
      from Affiliated Funds                                  8               1                18
------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   FROM AFFILIATED FUNDS                                     8               1                18
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $ 15            $  2              $ 30
------------------------------------------------------------------------------------------------

(1) Commenced operations November 14, 2003.
Amount designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
32                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

------------------------------------------------------------------------------------------------
                                                   TAX-MANAGED                       TAX-MANAGED
                                                  CONSERVATIVE        MODERATE          MODERATE
                                                      STRATEGY        STRATEGY          STRATEGY
                                                       FUND(1)         FUND(1)           FUND(1)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds             $ 10            $ 29              $  6
------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                       1               2                --
   Investment Advisory Fees                                  1               1                --
   Offering Costs                                            9               9                 9
   Professional Fees                                         2               2                 2
   Custodian Fees/Wire Agent Fees                           --              --                 1
   Registration Fees                                        --               1                --
------------------------------------------------------------------------------------------------
   Total Expenses                                           13              15                12
------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                         (1)             (2)               --
         Reimbursement from Administrator                  (12)            (12)              (11)
------------------------------------------------------------------------------------------------
   Net Expenses                                             --               1                 1
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       10              28                 5
------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     FROM AFFILIATED FUNDS
   Net Change in Unrealized Appreciation
      from Affiliated Funds                                 11              79                 6
------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   FROM AFFILIATED FUNDS                                    11              79                 6
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $ 21            $107              $ 11
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   33

Statements of Operations ($ Thousands)


For the period ended March 31, 2004

------------------------------------------------------------------------------------------------
                                                                   TAX-MANAGED
                                                    AGGRESSIVE      AGGRESSIVE       CORE MARKET
                                                      STRATEGY        STRATEGY          STRATEGY
                                                        FUND(1)         FUND(1)          FUND(1)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds             $ 11            $  5              $ 12
------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                       1               1                 1
   Investment Advisory Fees                                  1              --                 1
   Offering Costs                                            9               9                 9
   Professional Fees                                         2               2                 2
   Custodian Fees/Wire Agent Fees                           --              --                --
   Registration Fees                                        --              --                --
   Printing Fees                                            --              --                --
------------------------------------------------------------------------------------------------
   Total Expenses                                           13              12                13
------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                         (1)             (1)               (1)
         Reimbursement from Administrator                  (12)            (11)              (12)
------------------------------------------------------------------------------------------------
   Net Expenses                                             --              --                --
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       11               5                12
------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS
   Net Realized Gain (Loss) from Affiliated Funds           (1)             (4)               (1)
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                  49               4                57
------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   FROM AFFILIATED FUNDS                                    48              --                56
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $ 59            $  5              $ 68
------------------------------------------------------------------------------------------------

(1) Commenced operations November 14, 2003.
Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
34                       SEI Asset Allocation Trust/Annual Report/March 31, 2004

                                                    TAX-MANAGED                      TAX-MANAGED
                                                    CORE MARKET  MARKET GROWTH     MARKET GROWTH
                                                       STRATEGY       STRATEGY          STRATEGY
                                                        FUND(1)         FUND(1)          FUND(1)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds             $ --            $ 18              $ 34
------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                      --               2                 4
   Investment Advisory Fees                                 --               1                 2
   Offering Costs                                            9              10                 9
   Professional Fees                                         2               2                 2
   Custodian Fees/Wire Agent Fees                           --              --                 1
   Registration Fees                                        --              --                 1
   Printing Fees                                            --              --                 1
------------------------------------------------------------------------------------------------
   Total Expenses                                           11              15                20
------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                         --              (2)               (4)
         Reimbursement from Administrator                  (11)            (12)              (14)
------------------------------------------------------------------------------------------------
   Net Expenses                                             --               1                 2
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       --              17                32
------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS
   Net Realized Gain (Loss) from Affiliated Funds           --              --                --
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                   1              37               102
------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   FROM AFFILIATED FUNDS                                     1              37               102
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $  1            $ 54              $134



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   35

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

------------------------------------------------------------------------------------------------------------------------------

                                                     DIVERSIFIED                 DIVERSIFIED              DIVERSIFIED GLOBAL
                                                 CONSERVATIVE INCOME            CONSERVATIVE               MODERATE GROWTH
                                                        FUND(2)                    FUND(2)                      FUND(2)
------------------------------------------------------------------------------------------------------------------------------
                                                   2004         2003           2004         2003           2004         2003
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                       $  1,462     $  1,565       $  1,803     $  1,361       $  3,759    $   2,911
   Net Realized Gain (Loss)
     on Investment Transactions                     587         (402)           918         (284)         3,640       (4,257)
   Capital Gain Distributions Received
     from Affiliated Funds                          546          710            655          832          1,625          987
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                5,408       (2,725)         9,816       (4,165)        33,716      (16,863)
------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                              8,003         (852)        13,192       (2,256)        42,740      (17,222)
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                     (1,223)      (1,387)        (1,517)      (1,150)        (3,372)      (2,913)
     Class D                                       (171)        (236)          (114)        (133)           (72)         (53)
     Class I                                        (43)         (10)           (83)         (23)           (74)         (10)
   Net Realized Gains:
     Class A                                       (369)        (165)          (480)        (199)        (1,029)        (266)
     Class D                                        (94)         (42)           (62)         (36)           (41)         (10)
     Class I                                        (16)          (3)           (29)          (8)           (31)          (2)
     Return of Capital:
     Class A                                         --           --             --           --             --           --
     Class I                                         --           --             --           --             --           --
------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions             (1,916)      (1,843)        (2,285)      (1,549)        (4,619)      (3,254)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
     Proceeds from Shares Issued                 17,907       21,780         23,665       32,124         97,139      210,427
     Reinvestment of Dividends
      and Distributions                           1,534        1,505          1,889        1,271          4,378        3,113
     Cost of Shares Redeemed                    (18,534)     (17,665)       (16,718)     (22,011)       (86,835)    (210,489)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                      907        5,620          8,836       11,384         14,682        3,051
------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Proceeds from Shares Issued                  3,120        3,759          2,718        2,450          3,555       10,925
     Reinvestment of Cash Distributions             237          259            164          159            107           59
     Cost of shares Redeemed                     (3,596)      (2,695)        (2,974)      (5,091)        (1,059)     (12,167)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                     (239)       1,323            (92)      (2,482)         2,603       (1,183)
------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Proceeds from Shares Issued                  2,215        1,842          3,389        4,911          5,781        2,684
     Reinvestment of Cash Distributions              60           14            112           32            104           12
     Cost of Shares Redeemed                       (747)        (146)        (1,617)      (1,277)          (487)        (409)
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     From Class I Transactions                    1,528        1,710          1,884        3,666          5,398        2,287
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in net assets derived
     from capital share transactions              2,196        8,653         10,628       12,568         22,683        4,155
------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets          8,283        5,958         21,535        8,763         60,804      (16,321)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                             65,274       59,316         67,575       58,812        133,137      149,458
------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                 $ 73,557     $ 65,274       $ 89,110      $67,575       $193,941    $ 133,137
------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Accumulated Net Investment Loss)/
     (Distributions in Excess of
     Net Investment Income)
     Included in Net Assets at End of Year     $    341     $    316       $    431     $    342       $    724    $     483
------------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 4 in the notes to the financial statements.
(2)  Class I shares commenced operations June 28, 2002.
(3)  Class I shares commenced operations July 31, 2002.
(4)  Class I shares commenced operations September 4, 2002.

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
36                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

                                                    DIVERSIFIED          DIVERSIFIED           DIVERSIFIED           DIVERSIFIED
                                                  MODERATE GROWTH       GLOBAL GROWTH          GLOBAL STOCK          U.S. STOCK
                                                      FUND(2)              FUND(3)                FUND(3)              FUND(4)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  2004      2003       2004       2003       2004        2003       2004       2003
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                      $  3,709  $  2,994   $  2,415  $   1,759   $    852   $     443   $    734   $    403
   Net Realized Gain (Loss)
     on Investment Transactions                  4,156     2,979      4,954      1,145      3,065      (2,827)      (466)      (832)
   Capital Gain Distributions Received
     from Affiliated Funds                       1,305     1,550      1,002        585        233         126        300        161
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments              37,576   (30,895)    42,539    (35,817)    34,943     (30,336)    33,206    (35,853)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                            46,746   (23,372)    50,910    (32,328)    39,093     (32,594)    33,774    (36,121)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                    (3,200)   (2,774)    (2,008)    (1,728)      (723)       (443)      (608)      (404)
     Class D                                      (170)     (185)       (80)       (51)       (12)         --         --         --
     Class I                                      (102)      (21)       (95)       (11)       (10)         (1)        (6)        --
   Net Realized Gains:
     Class A                                      (935)     (379)      (538)      (122)      (102)         --       (121)        --
     Class D                                      (103)      (57)       (64)       (17)        (8)         --        (20)        --
     Class I                                       (38)       (6)       (39)        (2)        (2)         --         (2)        --
     Return of Capital:
     Class A                                        --        --         --         --         --         (44)        --        (74)
     Class I                                        --        --         --         --         --          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions            (4,548)   (3,422)    (2,824)    (1,931)      (857)       (488)      (757)      (478)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
     Proceeds from Shares Issued                51,562    59,331     83,654    130,661     96,652     222,270     40,906     27,930
     Reinvestment of Dividends
      and Distributions                          3,919     2,965      2,473      1,765        818         472        715        464
     Cost of Shares Redeemed                   (49,427)  (47,000)   (78,729)  (128,211)   (96,529)   (220,272)   (46,263)   (32,795)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                   6,054    15,296      7,398      4,215        941       2,470     (4,642)    (4,401)
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Proceeds from Shares Issued                 4,691     5,797      6,194      3,545      2,262       2,065      3,904      5,347
     Reinvestment of Cash Distributions            251       227        144         68         19          --         20         --
     Cost of shares Redeemed                    (9,902)  (10,542)   (10,607)    (4,091)    (2,416)     (2,064)   (13,071)    (8,161)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                  (4,960)   (4,518)    (4,269)      (478)      (135)          1     (9,147)    (2,814)
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Proceeds from Shares Issued                 5,475     5,760      9,333      4,267      1,892       1,126      1,397        771
     Reinvestment of Cash Distributions            140        27        134         13         12           1          8         --
     Cost of Shares Redeemed                      (960)     (762)      (692)      (284)      (247)        (89)      (232)       (49)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     From Class I Transactions                   4,655     5,025      8,775      3,996      1,657       1,038      1,173        722
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in net assets derived
     from capital share transactions             5,749    15,803     11,904      7,733      2,463       3,509    (12,616)    (6,493)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets        47,947   (10,991)    59,990    (26,526)    40,699     (29,573)    20,401    (43,092)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                           184,492   195,483    143,313    169,839     94,104     123,677     97,983    141,075
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                $232,439  $184,492   $203,303   $143,313   $134,803   $  94,104   $118,384   $ 97,983
-----------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Accumulated Net Investment Loss)/
     (Distributions in Excess of
     Net Investment Income)
     Included in Net Assets at End of Year    $    830  $    593   $    429   $    197   $    106   $      (1)  $    120   $     --
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   37

Statements of Changes in Net Assets ($ Thousands)

For the period ended March 31,

----------------------------------------------------------------------------------------------------
                                                                                    TAX-MANAGED
                                                      DEFENSIVE STRATEGY        DEFENSIVE STRATEGY
                                                            FUND(1)                   FUND(1)
----------------------------------------------------------------------------------------------------
                                                             2004                      2004
----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                   $    7                     $    1
   Net Change in Unrealized Appreciation
     on Investments                                             8                          1
----------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations                                           15                          2
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (2)
   CLASS A:
     Proceeds from Shares Issued                            2,502                      1,278
     Cost of Shares Redeemed                                  (17)                       (31)
----------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                              2,485                      1,247
----------------------------------------------------------------------------------------------------
   CLASS D:
     Cost of shares Redeemed                                   --                         --
====================================================================================================
   Increase in Net Assets Derived
     from Capital Share Transactions                        2,485                      1,247
----------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                               2,500                      1,249
----------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                         --                         --
----------------------------------------------------------------------------------------------------
   END OF PERIOD                                           $2,500                     $1,249
----------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     Included in Net Assets at End of Year                 $    7                     $    1
----------------------------------------------------------------------------------------------------

(1) Commenced operations November 14, 2003.
(2) For Capital Share Transactions see footnote 4 in the notes to the financial statements.

--------------------------------------------------------------------------------
38                       SEI Asset Allocation Trust/Annual Report/March 31, 2004

                                                                            TAX-MANAGED                              TAX-MANAGED
                                              CONSERVATIVE STRATEGY   CONSERVATIVE STRATEGY    MODERATE STRATEGY   MODERATE STRATEGY
                                                     FUND(1)                 FUND(1)                FUND(1)             FUND(1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                      2004                      2004                  2004                2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                            $   12                    $   10                 $   28              $    5
   Net Change in Unrealized Appreciation
     on Investments                                     18                        11                     79                   6
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Ass
     from Operations                                    30                        21                    107                  11
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (2)
   CLASS A:
     Proceeds from Shares Issued                     3,167                     3,071                  9,466               2,118
     Cost of Shares Redeemed                          (105)                       (2)                  (173)                (11)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                       3,062                     3,069                  9,293               2,107
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Cost of shares Redeemed                            --                        --                     --                  --
===================================================================================================================================
   Increase in Net Assets Derived
     from Capital Share Transactions                 3,062                     3,069                  9,293               2,107
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                        3,092                     3,090                  9,400               2,118
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                  --                        --                     --                  --
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                    $3,092                    $3,090                 $9,400              $2,118
-----------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     Included in Net Assets at End of Year          $   12                    $   10                 $   28              $    5
-----------------------------------------------------------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   39

Statements of Changes in Net Assets ($ Thousands)

For the period ended March 31,

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         TAX-MANAGED
                                                                         AGGRESSIVE STRATEGY         AGGRESSIVE STRATEGY
                                                                               FUND(1)                     FUND(1)
------------------------------------------------------------------------------------------------------------------------------
                                                                                2004                        2004
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                      $   11                     $    5
   Net Realized Gain (Loss)
     on Investment Transactions                                                   (1)                        (4)
   Net Change in Unrealized Appreciation
     on Investments                                                               49                          4
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                     59                          5
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (2)
   CLASS A:
     Proceeds from Shares Issued                                               6,793                      3,184
     Cost of Shares Redeemed                                                    (131)                      (525)
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                                                 6,662                      2,659
------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Cost of shares Redeemed                                                      --                         --
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Capital Share Transactions                                           6,662                      2,659
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                                  6,721                      2,664
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                            --                         --
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                              $6,721                     $2,664
------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income
     Included in Net Assets at End of Year                                    $   11                     $    5
------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations November 14, 2003.
(2) For Capital Share Transactions see footnote 4 in the notes to the financial statements.

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
40                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

                                                                         TAX-MANAGED                                  TAX-MANAGED
                                             CORE MARKET STRATEGY   CORE MARKET STRATEGY   MARKET GROWTH STRATEGY    MARKET GROWTH
                                                    FUND(1)                FUND(1)                FUND(1)           STRATEGY FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                     2004                    2004                   2004                  2004
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                           $   12                    $ --                $    17                $    32
   Net Realized Gain (Loss)
     on Investment Transactions                        (1)                     --                     --                     --
   Net Change in Unrealized Appreciation
     on Investments                                    57                       1                     37                    102
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations          68                       1                     54                    134
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (2)
   CLASS A:
     Proceeds from Shares Issued                    5,920                     381                 12,083                 11,534
     Cost of Shares Redeemed                         (121)                     --                   (430)                   (60)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                      5,799                     381                 11,653                 11,474
--------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Cost of shares Redeemed                           --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Capital Share Transactions                5,799                     381                 11,653                 11,474
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                       5,867                     382                 11,707                 11,608
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                 --                      --                     --                     --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                   $5,867                    $382                $11,707                $11,608
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income
     Included in Net Assets at End of Year         $   12                    $ --                $    17                $    32
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   41

Financial Highlights


For the periods ended March 31,
For a Share Outstanding Throughout the Periods


------------------------------------------------------------------------------------------------------------------------------------



                                                    Net Realized
                                                             and                                    Distributions
                        Net Asset                     Unrealized                       Dividends             from            Total
                           Value,            Net           Gains                        from Net         Realized        Dividends
                        Beginning     Investment     (Losses) on      Total from      Investment          Capital              and
                        of Period         Income      Securities      Operations          Income            Gains    Distributions
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2004                    $10.28          $0.24*          $1.01*          $1.25          $(0.24)          $(0.07)          $(0.31)
   2003                     10.75           0.29           (0.41)          (0.12)          (0.31)           (0.04)           (0.35)
   2002                     10.96           0.36           (0.03)           0.33           (0.40)           (0.14)           (0.54)
   2001                     11.74           0.52           (0.41)           0.11           (0.54)           (0.35)           (0.89)
   2000                     11.60           0.49*           0.34*           0.83           (0.54)           (0.15)           (0.69)
   CLASS D
   2004                    $10.20          $0.14*          $1.00*          $1.14          $(0.14)          $(0.07)          $(0.21)
   2003                     10.67           0.18           (0.41)          (0.23)          (0.20)           (0.04)           (0.24)
   2002                     10.88           0.26           (0.04)           0.22           (0.29)           (0.14)           (0.43)
   2001                     11.66           0.42           (0.42)             --           (0.43)           (0.35)           (0.78)
   2000                     11.53           0.37*           0.35*           0.72           (0.44)           (0.15)           (0.59)
   CLASS I
   2004                    $10.27          $0.22*          $1.00*          $1.22          $(0.22)          $(0.07)          $(0.29)
   2003 (1)                 10.54           0.24           (0.25)          (0.01)          (0.22)           (0.04)           (0.26)
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2004                    $ 9.10          $0.24*          $1.46*          $1.70          $(0.23)          $(0.07)          $(0.30)
   2003                      9.71           0.22           (0.58)          (0.36)          (0.22)           (0.03)           (0.25)
   2002                     10.16           0.24           (0.13)           0.11           (0.26)           (0.30)           (0.56)
   2001                     11.75           0.33           (1.10)          (0.77)          (0.34)           (0.48)           (0.82)
   2000                     11.42           0.34*           0.76*           1.10           (0.53)           (0.24)           (0.77)
   CLASS D
   2004                    $ 9.06          $0.14*          $1.46*          $1.60          $(0.13)          $(0.07)          $(0.20)
   2003                      9.66           0.14           (0.59)          (0.45)          (0.12)           (0.03)           (0.15)
   2002                     10.11           0.15           (0.14)           0.01           (0.16)           (0.30)           (0.46)
   2001                     11.70           0.21           (1.10)          (0.89)          (0.22)           (0.48)           (0.70)
   2000                     11.37           0.22*           0.77*           0.99           (0.42)           (0.24)           (0.66)
   CLASS I
   2004                    $ 9.09          $0.21*          $1.47*          $1.68          $(0.21)          $(0.07)          $(0.28)
   2003 (1)                  9.56           0.18           (0.46)          (0.28)          (0.16)           (0.03)           (0.19)
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2004                    $ 8.94          $0.22*          $2.23*          $2.45          $(0.21)          $(0.06)          $(0.27)
   2003                     10.39           0.20           (1.42)          (1.22)          (0.21)           (0.02)           (0.23)
   2002                     10.57           0.23           (0.02)           0.21           (0.24)           (0.15)           (0.39)
   2001                     13.61           0.32           (2.30)          (1.98)          (0.32)           (0.74)           (1.06)
   2000                     12.14           0.31*           1.81*           2.12           (0.45)           (0.20)           (0.65)
   CLASS D
   2004                    $ 8.85          $0.12*          $2.20*          $2.32          $(0.11)          $(0.06)          $(0.17)
   2003                     10.27           0.13           (1.43)          (1.30)          (0.10)           (0.02)           (0.12)
   2002                     10.44           0.16           (0.05)           0.11           (0.13)           (0.15)           (0.28)
   2001                     13.47           0.19           (2.28)          (2.09)          (0.20)           (0.74)           (0.94)
   2000                     12.02           0.19*           1.79*           1.98           (0.33)           (0.20)           (0.53)
   CLASS I
   2004                    $ 8.92          $0.20*          $2.21*          $2.41          $(0.19)          $(0.06)          $(0.25)
   2003 (1)                  9.83           0.17           (0.90)          (0.73)          (0.16)           (0.02)           (0.18)


                                                                                                         Ratio of
                                                                                                         Expenses
                                                                                                       to Average
                                                                                    Ratio of Net       Net Assets
                                                                    Ratio of Net      Investment       (Excluding
                        Net Asset                     Net Assets        Expenses          Income          Waivers        Portfolio
                       Value, End          Total   End of Period      to Average      to Average        and Reim-         Turnover
                        of Period        Return+   ($ Thousands)    Net Assets**      Net Assets     bursement)**             Rate
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2004                    $11.22          12.34%       $ 56,376            0.12%           2.26%            0.36%              23%
   2003                     10.28          (1.16)         50,717            0.12            2.79             0.36               24
   2002                     10.75           3.13          47,222            0.12            3.43             0.38               40
   2001                     10.96           0.92          35,729            0.12            4.68             0.40               26
   2000                     11.74           7.53          30,969            0.12            4.27             0.41               32
   CLASS D
   2004                    $11.13          11.25%       $ 13,747            1.12%           1.26%            1.36%              23%
   2003                     10.20          (2.17)         12,847            1.12            1.78             1.36               24
   2002                     10.67           2.11          12,094            1.12            2.45             1.38               40
   2001                     10.88          (0.05)         12,104            1.12            3.68             1.40               26
   2000                     11.66           6.47          10,918            1.12            3.27             1.41               32
   CLASS I
   2004                    $11.20          12.00%       $  3,434            0.37%           1.99%            0.61%              23%
   2003 (1)                 10.27          (0.12)          1,710            0.37            2.19             0.61               24
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2004                    $10.50          18.98%       $ 73,941            0.12%           2.41%            0.36%              15%
   2003                      9.10          (3.65)         55,939            0.12            2.41             0.37               40
   2002                      9.71           1.11          47,630            0.12            2.43             0.35               31
   2001                     10.16          (6.95)         45,372            0.12            2.97             0.41               21
   2000                     11.75          10.05          45,363            0.12            2.96             0.45               27
   CLASS D
   2004                    $10.46          17.85%       $  9,124            1.12%           1.41%            1.36%              15%
   2003                      9.06          (4.61)          8,053            1.12            1.39             1.37               40
   2002                      9.66           0.06          11,182            1.12            1.45             1.35               31
   2001                     10.11          (7.91)         17,386            1.12            1.97             1.41               21
   2000                     11.70           9.01          15,960            1.12            1.98             1.45               27
   CLASS I
   2004                    $10.49          18.72%       $  6,045            0.37%           2.15%            0.61%              15%
   2003 (1)                  9.09          (2.93)          3,583            0.37            2.10             0.62               40
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2004                    $11.12          27.72%       $176,704            0.12%           2.12%            0.36%              36%
   2003                      8.94         (11.83)        125,946            0.12            2.17             0.37              123
   2002                     10.39           2.06         142,483            0.12            2.35             0.37               29
   2001                     10.57         (15.19)         94,040            0.12            2.61             0.36               41
   2000                     13.61          18.04          58,455            0.12            2.47             0.44               54
   CLASS D
   2004                    $11.00          26.46%       $  8,829            1.12%           1.18%            1.36%              36%
   2003                      8.85         (12.69)          4,969            1.12            1.16             1.37              123
   2002                     10.27           1.06           6,975            1.12            1.35             1.37               29
   2001                     10.44         (16.11)          9,213            1.12            1.64             1.36               41
   2000                     13.47          16.88           9,348            1.12            1.52             1.44               54
   CLASS I
   2004                    $11.08          27.28%       $  8,408            0.37%           1.96%            0.62%              36%
   2003 (1)                  8.92          (7.51)          2,222            0.37            1.74             0.62              123


--------------------------------------------------------------------------------
42                   SEI Asset Allocation Trust / Annual Report / March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------



                                                    Net Realized
                                                             and                                    Distributions
                        Net Asset                     Unrealized                       Dividends             from            Total
                           Value,            Net           Gains                        from Net         Realized        Dividends
                        Beginning     Investment     (Losses) on      Total from      Investment          Capital              and
                        of Period  Income (Loss)      Securities      Operations          Income            Gains    Distributions
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2004                    $ 9.68         $ 0.20*          $2.28*          $2.48          $(0.19)          $(0.06)         $(0.25)
   2003                     11.21           0.18           (1.50)          (1.32)          (0.18)           (0.03)          (0.21)
   2002                     11.75           0.20           (0.15)           0.05           (0.22)           (0.37)          (0.59)
   2001                     14.47           0.28           (2.23)          (1.95)          (0.29)           (0.48)          (0.77)
   2000                     13.18           0.28*           1.64*           1.92           (0.35)           (0.28)          (0.63)
   CLASS D
   2004                    $ 9.63         $ 0.10*          $2.26*          $2.36          $(0.09)          $(0.06)         $(0.15)
   2003                     11.14           0.09           (1.49)          (1.40)          (0.08)           (0.03)          (0.11)
   2002                     11.68           0.10           (0.17)          (0.07)          (0.10)           (0.37)          (0.47)
   2001                     14.38           0.15           (2.21)          (2.06)          (0.16)           (0.48)          (0.64)
   2000                     13.10           0.15*           1.64*           1.79           (0.23)           (0.28)          (0.51)
   CLASS I
   2004                    $ 9.67         $ 0.18*          $2.28*          $2.46          $(0.17)          $(0.06)         $(0.23)
   2003 (1)                 10.70           0.15           (1.02)          (0.87)          (0.13)           (0.03)          (0.16)
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2004                    $ 8.79         $ 0.15*         $ 2.87*          $3.02          $(0.14)          $(0.04)         $(0.18)
   2003                     11.05           0.12           (2.24)          (2.12)          (0.13)           (0.01)          (0.14)
   2002                     11.49           0.15           (0.02)           0.13           (0.16)           (0.41)          (0.57)
   2001                     15.42           0.22           (3.43)          (3.21)          (0.22)           (0.50)          (0.72)
   2000                     13.22           0.20*           2.84*           3.04           (0.33)           (0.51)          (0.84)
   CLASS D
   2004                    $ 8.73         $ 0.05*         $ 2.84*          $2.89          $(0.04)          $(0.04)         $(0.08)
   2003                     10.97           0.03           (2.23)          (2.20)          (0.03)           (0.01)          (0.04)
   2002                     11.41           0.03           (0.02)           0.01           (0.04)           (0.41)          (0.45)
   2001                     15.31           0.08           (3.40)          (3.32)          (0.08)           (0.50)          (0.58)
   2000                     13.14           0.05*           2.82*           2.87           (0.19)           (0.51)          (0.70)
   CLASS I
   2004                    $ 8.79         $ 0.13*         $ 2.86*          $2.99          $(0.12)          $(0.04)         $(0.16)
   2003 (2)                  9.38           0.07           (0.58)          (0.51)          (0.07)           (0.01)          (0.08)
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2004                    $ 7.50         $ 0.07*         $ 3.02*          $3.09          $(0.06)          $(0.01)         $(0.07)
   2003                     10.20           0.04           (2.70)          (2.66)          (0.04)++            --           (0.04)++
   2002                     10.58           0.04           (0.04)             --           (0.03)           (0.35)          (0.38)
   2001                     16.00           0.06           (4.23)          (4.17)          (0.06)           (1.19)          (1.25)
   2000                     12.80           0.05*           3.60*           3.65           (0.13)           (0.32)          (0.45)
   CLASS D
   2004                    $ 7.17         $(0.02)*        $ 2.88*          $2.86          $(0.01)          $(0.01)         $(0.02)
   2003                      9.80             --           (2.63)          (2.63)             --               --              --
   2002                     10.25          (0.06)          (0.04)          (0.10)             --            (0.35)          (0.35)
   2001                     15.64          (0.04)          (4.16)          (4.20)             --            (1.19)          (1.19)
   2000                     12.59          (0.09)*          3.52*           3.43           (0.06)           (0.32)          (0.38)
   CLASS I
   2004                    $ 7.50          $0.06*          $2.99*          $3.05          $(0.04)          $(0.01)         $(0.05)
   2003 (2)                  8.30             --           (0.78)          (0.78)          (0.02)              --           (0.02)




                                                                                                         Ratio of
                                                                                                         Expenses
                                                                                    Ratio of Net       to Average
                                                                                      Investment       Net Assets
                                                                    Ratio of Net          Income        Excluding
                        Net Asset                     Net Assets        Expenses          (Loss)          Waivers        Portfolio
                       Value, End          Total   End of Period      to Average      to Average        and Reim-         Turnover
                        of Period        Return+   ($ Thousands)    Net Assets**      Net Assets     bursement)**             Rate
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2004                    $11.91          25.88%       $200,772            0.12%           1.85%            0.36%              17%
   2003                      9.68         (11.86)        157,985            0.12            1.79             0.38               30
   2002                     11.21           0.43         165,522            0.12            1.78             0.38               22
   2001                     11.75         (13.95)        226,820            0.12            2.15             0.38               19
   2000                     14.47          14.99         191,484            0.12            2.08             0.38               16
   CLASS D
   2004                    $11.84          24.57%      $  20,780            1.12%           0.87%            1.36%              17%
   2003                      9.63         (12.69)         21,649            1.12            0.78             1.38               30
   2002                     11.14          (0.64)         29,961            1.12            0.77             1.38               22
   2001                     11.68         (14.75)         36,637            1.12            1.17             1.38               19
   2000                     14.38          14.00          39,513            1.12            1.10             1.38               16
   CLASS I
   2004                    $11.90          25.61%      $  10,887            0.37%           1.59%            0.62%              17%
   2003 (1)                  9.67          (8.22)          4,858            0.37            1.42             0.63               30
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2004                    $11.63          34.53%       $171,034            0.12%           1.45%            0.36%              32%
   2003                      8.79         (19.30)        122,522            0.12            1.31             0.38               68
   2002                     11.05           1.17         148,169            0.12            1.32             0.36               31
   2001                     11.49         (21.41)        145,719            0.12            1.53             0.38               14
   2000                     15.42          23.66         125,893            0.12            1.40             0.45               17
   CLASS D
   2004                    $11.54          33.18%       $ 17,583            1.12%           0.46%            1.36%              32%
   2003                      8.73         (20.10)         16,932            1.12            0.30             1.38               68
   2002                     10.97           0.09          21,670            1.12            0.34             1.36               31
   2001                     11.41         (22.14)         27,351            1.12            0.55             1.38               14
   2000                     15.31          22.39          32,910            1.12            0.39             1.45               17
   CLASS I
   2004                    $11.62          34.13%       $ 14,686            0.37%           1.25%            0.62%              32%
   2003 (2)                  8.79          (5.52)          3,859            0.37            1.04             0.63               68
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2004                    $10.52         41.32%        $123,657            0.12%           0.78%            0.36%              58%
   2003                      7.50         (26.11)         87,359            0.12            0.48             0.38              149
   2002                     10.20           0.05         115,692            0.12            0.36             0.39               36
   2001                     10.58         (27.19)        104,455            0.12            0.46             0.36               46
   2000                     16.00          28.98          85,672            0.12            0.35             0.37               13
   CLASS D
   2004                    $10.01          39.94%        $ 7,969            1.12%          (0.21)%           1.36%              58%
   2003                      7.17         (26.84)          5,767            1.12           (0.53)            1.38              149
   2002                      9.80          (1.06)          7,985            1.12           (0.60)            1.39               36
   2001                     10.25         (27.91)         11,119            1.12           (0.52)            1.36               46
   2000                     15.64          27.58          14,046            1.12           (0.64)            1.37               13
   CLASS I
   2004                    $10.50          40.77%        $ 3,177            0.37%           0.58%            0.61%              58%
   2003 (2)                  7.50          (9.41)            978            0.37            0.01             0.63              149



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   43

Financial Highlights


For the periods ended March 31,
For a Share Outstanding Throughout the Periods


------------------------------------------------------------------------------------------------------------------------------------



                                                    Net Realized
                                                             and                                    Distributions
                        Net Asset            Net      Unrealized                       Dividends             from            Total
                           Value,     Investment           Gains                        from Net         Realized        Dividends
                        Beginning         Income     (Losses) on      Total from      Investment          Capital              and
                        of Period         (Loss)      Securities      Operations          Income            Gains    Distributions
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2004                    $ 9.48          $0.09*       $   3.42*          $3.51          $(0.07)          $(0.01)        $(0.08)
   2003                     12.84           0.06           (3.36)          (3.30)          (0.06)+++           --          (0.06)+++
   2002                     13.23           0.07            0.09            0.16           (0.04)           (0.51)         (0.55)
   2001                     18.58           0.09           (4.55)          (4.46)          (0.08)           (0.81)         (0.89)
   2000                     15.70           0.07*           3.35*           3.42           (0.12)           (0.42)         (0.54)
   CLASS D
   2004                    $ 9.04         $(0.01)*      $   3.23*          $3.22          $   --           $(0.01)        $(0.01)
   2003                     12.30          (0.07)          (3.19)          (3.26)             --               --             --
   2002                     12.80          (0.08)           0.09            0.01              --            (0.51)         (0.51)
   2001                     18.09          (0.05)          (4.43)          (4.48)             --            (0.81)         (0.81)
   2000                     15.36          (0.09)*          3.27*           3.18           (0.03)           (0.42)         (0.45)
   CLASS I
   2004                    $ 9.48         $ 0.06*       $   3.41*          $3.47          $(0.05)          $(0.01)        $(0.06)
   2003 (3)                 10.03           0.02           (0.55)          (0.53)          (0.02)              --          (0.02)
DEFENSIVE STRATEGY FUND
   CLASS A
   2004 (4)                $10.00         $ 0.14*       $   0.15*          $0.29          $   --           $   --         $   --
   CLASS D
   2004 (4)                $10.00         $ 0.16*       $   0.14*          $0.30          $   --           $   --         $   --
TAX-MANAGED DEFENSIVE STRATEGY FUND
   CLASS A
   2004 (4)                $10.00         $ 0.20*       $   0.01*          $0.21          $   --           $   --         $   --
   CLASS D
   2004 (4)                $10.00         $ 0.16*       $   0.07*          $0.23          $   --           $   --         $   --
CONSERVATIVE STRATEGY FUND
   CLASS A
   2004 (4)                $10.00         $ 0.13*       $   0.30*          $0.43          $   --           $   --         $   --
   CLASS D
   2004 (4)                $10.00         $ 0.16*       $   0.30*          $0.46          $   --           $   --         $   --
TAX-MANAGED CONSERVATIVE STRATEGY FUND
   CLASS A
   2004 (4)                $10.00         $ 0.12*       $   0.33*          $0.45          $   --           $   --         $   --
   CLASS D
   2004 (4)                $10.00         $ 0.08*       $   0.31*          $0.39          $   --           $   --         $   --
MODERATE STRATEGY FUND
   CLASS A
   2004 (4)                $10.00         $ 0.14*       $   0.55*          $0.69          $   --           $   --         $   --
   CLASS D
   2004 (4)                $10.00         $ 0.15*       $   0.58*          $0.73          $   --           $   --         $   --
TAX-MANAGED MODERATE STRATEGY FUND
   CLASS A
   2004 (4)                $10.00         $ 0.15*       $   0.43*          $0.58          $   --           $   --         $   --
   CLASS D
   2004 (4)                $10.00         $ 0.10*       $   0.46*          $0.56          $   --           $   --         $   --
AGGRESSIVE STRATEGY FUND
   CLASS A
   2004 (4)                $10.00         $ 0.09*       $   0.80*          $0.89          $   --           $   --         $   --
   CLASS D
   2004 (4)                $10.00         $ 0.18*       $   0.69*          $0.87          $   --           $   --         $   --




                                                                                                         Ratio of
                                                                                                         Expenses
                                                                                    Ratio of Net       to Average
                                                                                      Investment       Net Assets
                                                                    Ratio of Net          Income        Excluding
                        Net Asset                     Net Assets        Expenses          (Loss)          Waivers        Portfolio
                       Value, End          Total   End of Period      to Average      to Average        and Reim-         Turnover
                        of Period        Return+   ($ Thousands)    Net Assets**      Net Assets     bursement)**             Rate
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2004                    $12.91          37.24%       $100,571            0.12%           0.79%            0.36%              27%
   2003                      9.48         (25.78)         77,148            0.12            0.57             0.38               14
   2002                     12.84           1.16         110,391            0.12            0.45             0.35               35
   2001                     13.23         (24.74)        104,377            0.12            0.53             0.39               19
   2000                     18.58          22.15         105,229            0.12            0.43             0.41               12
   CLASS D
   2004                    $12.25          35.68%       $ 15,562            1.12%          (0.11)%           1.36%              27%
   2003                      9.04         (26.50)         20,137            1.12           (0.43)            1.38               14
   2002                     12.30           0.03          30,684            1.12           (0.54)            1.35               35
   2001                     12.80         (25.45)         35,737            1.12           (0.43)            1.39               19
   2000                     18.09          20.98          46,744            1.12           (0.56)            1.41               12
   CLASS I
   2004                    $12.89          36.76%       $  2,251            0.37%           0.51%            0.61%              27%
   2003 (3)                  9.48          (5.25)            698            0.37            0.05             0.63               14
DEFENSIVE STRATEGY FUND
   CLASS A
   2004 (4)                $10.29           2.90%       $  2,500            0.10%           3.78%            4.04%               1%
   CLASS D
   2004 (4)                $10.30           3.00%       $     --            0.10%           3.78%            4.04%               1%
TAX-MANAGED DEFENSIVE STRATEGY FUND
   CLASS A
   2004 (4)                $10.21           2.10%       $  1,249            0.10%           5.38%            8.27%               5%
   CLASS D
   2004 (4)                $10.23           2.30%       $     --            0.10%           5.38%            8.27%               5%
CONSERVATIVE STRATEGY FUND
   CLASS A
   2004 (4)                $10.43           4.30%       $  3,092            0.10%           3.44%            2.69%               4%
   CLASS D
   2004 (4)                $10.46           4.60%       $     --            0.10%           3.44%            2.69%               4%
TAX-MANAGED CONSERVATIVE STRATEGY FUND
   CLASS A
   2004 (4)                $10.45           4.50%       $  3,090            0.10%           3.03%            2.27%              --%
   CLASS D
   2004 (4)                $10.39           3.90%       $     --            0.10%           3.03%            2.27%              --%
MODERATE STRATEGY FUND
   CLASS A
   2004 (4)                $10.69           6.90%       $  9,400            0.10%           3.54%            1.64%               4%
   CLASS D
   2004 (4)                $10.73           7.30%       $     --            0.10%           3.54%            1.64%               4%
TAX-MANAGED MODERATE STRATEGY FUND
   CLASS A
   2004 (4)                $10.58           5.80%       $  2,118            0.10%           3.94%            4.71%               1%
   CLASS D
   2004 (4)                $10.56           5.60%       $     --            0.10%           3.94%            4.71%               1%
AGGRESSIVE STRATEGY FUND
   CLASS A
   2004 (4)                $10.89           8.90%       $  6,721            0.10%           2.18%            2.24%               2%
   CLASS D
   2004 (4)                $10.87           8.70%       $     --            0.10%           2.18%            2.24%               2%




--------------------------------------------------------------------------------
44                   SEI Asset Allocation Trust / Annual Report / March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------



                                                             Net
                                                        Realized                                    Distributions
                        Net Asset                            and                       Dividends             from            Total
                           Value,            Net      Unrealized                        from Net         Realized        Dividends
                        Beginning     Investment  Gains/(Losses)      Total from      Investment          Capital              and
                        of Period         Income   on Securities      Operations          Income            Gains    Distributions
------------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2004(4)                 $10.00          $0.06*          $0.83*          $0.89             $--              $--              $--
   CLASS D
   2004(4)                 $10.00          $0.12*          $0.76*          $0.88             $--              $--              $--
CORE MARKET STRATEGY FUND
   CLASS A
   2004(4)                 $10.00          $0.11*          $0.49*          $0.60             $--              $--              $--
   CLASS D
   2004(4)                 $10.00          $0.16*          $0.46*          $0.62             $--              $--              $--
TAX-MANAGED CORE MARKET STRATEGY FUND
   CLASS A
   2004(4)                 $10.00          $0.90*         $(0.36)*         $0.54             $--              $--              $--
   CLASS D
   2004(4)                 $10.00          $0.99*         $(0.35)*         $0.64             $--              $--              $--
MARKET GROWTH STRATEGY FUND
   CLASS A
   2004(4)                 $10.00          $0.08*          $0.55*          $0.63             $--              $--              $--
   CLASS D
   2004(4)                 $10.00          $0.17*          $0.41*          $0.58             $--              $--              $--
TAX-MANAGED MARKET GROWTH STRATEGY FUND
   CLASS A
   2004(4)                 $10.00          $0.06*          $0.60*          $0.66             $--              $--              $--
   CLASS D
   2004(4)                 $10.00          $0.08*          $0.57*          $0.65             $--              $--              $--


                                                                                                         Ratio of
                                                                                                         Expenses
                                                                                                       to Average
                                                                                    Ratio of Net       Net Assets
                                                                    Ratio of Net      Investment        Excluding
                        Net Asset                     Net Assets        Expenses          Income          Waivers        Portfolio
                       Value, End          Total   End of Period      to Average      to Average        and Reim-         Turnover
                        of Period        Return+   ($ Thousands)    Net Assets**      Net Assets     bursement)**             Rate
------------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2004(4)                 $10.89           8.90%       $  2,664            0.10%           1.39%            2.16%              44%
   CLASS D
   2004(4)                 $10.88           8.80%       $     --            0.10%           1.39%            2.16%              44%
CORE MARKET STRATEGY FUND
   CLASS A
   2004(4)                 $10.60           6.00%       $  5,867            0.10%           2.87%            2.54%               6%
   CLASS D
   2004(4)                 $10.62           6.20%       $     --            0.10%           2.87%            2.54%               6%
TAX-MANAGED CORE MARKET STRATEGY FUND
   CLASS A
   2004(4)                 $10.54           5.40%       $    382            0.10%          23.19%           64.00%              --%
   CLASS D
   2004(4)                 $10.64           6.40%       $     --            0.10%          23.19%           64.00%              --%
MARKET GROWTH STRATEGY FUND
   CLASS A
   2004(4)                 $10.63           6.30%       $ 11,707            0.10%           2.02%            1.55%              13%
   CLASS D
   2004(4)                 $10.58           5.80%       $     --            0.10%           2.02%            1.55%              13%
TAX-MANAGED MARKET GROWTH STRATEGY FUND
   CLASS A
   2004(4)                 $10.66           6.60%       $ 11,608            0.10%           1.48%            0.87%               1%
   CLASS D
   2004(4)                 $10.65           6.50%       $     --            0.10%           1.48%            0.87%               1%


(1) Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.
(2) Commenced operations July 31, 2002. All ratios have been annualized. Total return has not been annualized.
(3) Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.
(4) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.
  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++  Includes a return of capital of $(0.003).
+++  Includes a return of capital of $(0.007).
  *  Per share calculations were performed using average shares.
 ** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   45

Notes to Financial Statements

March 31, 2004
1. ORGANIZATION
SEI Asset Allocation Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Tax-Managed Defensive Strategy Fund, Conservative Strategy Fund, Tax-Managed Conservative Strategy Fund, Moderate Strategy Fund, Tax-Managed Moderate Strategy Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Tax-Managed Core Market Strategy Fund, Market Growth Strategy Fund and Tax-Managed Market Growth Strategy Fund, (each a "Fund", collectively the "Funds"). Each Fund offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund; Class A Shares, Class D Shares, and Class I Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Dividend income from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

OFFERING COSTS -- The Trust has borne all costs in connection with the initial organization of new funds, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. Offering costs, which include the costs of printing initial prospectuses and registration fees, of the Defensive Strategy Fund, Tax-Managed Defensive Strategy Fund, Conservative Strategy Fund, Tax-Managed Conservative Strategy Fund, Moderate Strategy Fund, Tax-Managed Moderate Strategy Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Tax-Managed Core Market Strategy Fund, Market Growth Strategy Fund and Tax-Managed Market Growth Strategy Fund which commenced operations on November 14, 2003, are being amortized to expense over twelve months.


3. TRANSACTIONS WITH AFFILIATES
SEI Investments Fund Management (the "Administrator") provides the Trust with overall management services and shareholder servicing. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

--------------------------------------------------------------------------------
                                       Class A         Class D         Class I
--------------------------------------------------------------------------------

Diversified Conservative
  Income Fund                            0.12%           1.12%           0.37%

Diversified Conservative Fund            0.12%           1.12%           0.37%

Diversified Global Moderate
  Growth Fund                            0.12%           1.12%           0.37%

Diversified Moderate Growth Fund         0.12%           1.12%           0.37%

Diversified Global Growth Fund           0.12%           1.12%           0.37%

--------------------------------------------------------------------------------
46                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

--------------------------------------------------------------------------------
                                       Class A         Class D         Class I
--------------------------------------------------------------------------------

Diversified Global Stock Fund            0.12%           1.12%           0.37%

Diversified U.S. Stock Fund              0.12%           1.12%           0.37%

Defensive Strategy Fund                  0.10%           1.10%             --

Tax-Managed Defensive
  Strategy Fund                          0.10%           1.10%             --

Conservative Strategy Fund               0.10%           1.10%             --

Tax-Managed Conservative
  Strategy Fund                          0.10%           1.10%             --

Moderate Strategy Fund                   0.10%           1.10%             --

Tax-Managed Moderate
  Strategy Fund                          0.10%           1.10%             --

Aggressive Strategy Fund                 0.10%           1.10%             --

Tax-Managed Aggressive
  Strategy Fund                          0.10%           1.10%             --

Core Market Strategy Fund                0.10%           1.10%             --

Tax-Managed Core Market
  Strategy Fund                          0.10%           1.10%             --

Market Growth Strategy Fund              0.10%           1.10%             --

Tax-Managed Market Growth
  Strategy Fund                          0.10%           1.10%             --

SEI Investments Distribution Company (the "Distributor"), a wholly owned subsidiary of SEI Invesmtents and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

--------------------------------------------------------------------------------
                                   Shareholder  Administrative
                                     Servicing         Service   Distribution
                                          Fees            Fees          Fees*
--------------------------------------------------------------------------------
Diversified Conservative Income Fund
   Class D                                .25%              --            .75%
   Class I                                  --            .25%             --
Diversified Conservative Fund
   Class D                                .25%              --            .75%
   Class I                                  --            .25%             --
Diversified Global Moderate Growth Fund
   Class D                                .25%              --            .75%
   Class I                                  --            .25%             --
Diversified Moderate Growth Fund
   Class D                                .25%              --            .75%
   Class I                                  --            .25%             --
Diversified Global Growth Fund
   Class D                                .25%              --            .75%
   Class I                                  --            .25%             --
Diversified Global Stock Fund
   Class D                                .25%              --            .75%
   Class I                                  --            .25%             --



--------------------------------------------------------------------------------
                                   Shareholder  Administrative
                                     Servicing         Service   Distribution
                                          Fees            Fees          Fees*
--------------------------------------------------------------------------------

Diversified U.S. Stock Fund
   Class D                                .25%             --            .75%
   Class I                                  --            .25%            --
Defensive Strategy Fund
   Class D                                .25%             --            .75%
Tax-Managed Defensive Strategy Fund
   Class D                                .25%             --            .75%
Conservative Strategy Fund
   Class D                                .25%             --            .75%
Tax-Managed Conservative Strategy Fund
   Class D                                .25%             --            .75%
Moderate Strategy Fund
   Class D                                .25%             --            .75%
Tax-Managed Moderate Strategy Fund
   Class D                                .25%             --            .75%
Aggressive Strategy Fund
   Class D                                .25%             --            .75%
Tax-Managed Aggressive Strategy Fund
   Class D                                .25%             --            .75%
Core Market Strategy Fund
   Class D                                .25%             --            .75%
Tax-Managed Core Market Strategy Fund
   Class D                                .25%             --            .75%
Market Growth Strategy Fund
   Class D                                .25%             --            .75%
Tax-Managed Market Growth Strategy Fund
   Class D                                .25%             --            .75%

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the year ended March 31, 2004.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator pays compensation of officers and affiliated Trustees.

SEI Investments Management Corporation ("SIMC") serves as investment advisor (the "Adviser") to each Fund. In connection with serving as investment advisor, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.

The Administrator, Distributor, and Advisor for the Trust serve in the same capacity for the underlying affiliated investment companies.








--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   47

March 31, 2004



4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
Capital Share Transactions for the funds were as follows (Thousands):

For the years or periods ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                    DIVERSIFIED             DIVERSIFIED         DIVERSIFIED GLOBAL           DIVERSIFIED
                                CONSERVATIVE INCOME         CONSERVATIVE          MODERATE GROWTH          MODERATE GROWTH
                                      FUND (1)                FUND (1)               FUND (1)                 FUND (1)
------------------------------------------------------------------------------------------------------------------------------------
                                 2004        2003         2004        2003        2004       2003         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued              1,655        2,106       2,367        3,484      10,031     22,992        4,607       5,887
     Shares Issued in Lieu
       of Cash Distributions      143          146         192          137         427        333          358         291
     Shares Redeemed           (1,706)      (1,710)     (1,667)      (2,379)     (8,647)   (22,954)      (4,421)     (4,629)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions      92          542         892        1,242       1,811        371          544       1,549
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                290          364         275          262         332      1,176          426         559
     Shares Issued in Lieu
       of Cash Distributions       22           25          16           17          10          6           23          22
     Shares Redeemed             (336)        (263)       (308)        (547)       (100)    (1,300)        (942)     (1,022)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions     (24)         126         (17)        (268)        242       (118)        (493)       (441)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                203          180         334          531         547        294          485         577
     Shares Issued in Lieu
       of Cash Distributions        5            1          12            3          10          1           13           3
     Shares Redeemed              (68)         (14)       (163)        (140)        (47)       (46)         (85)        (78)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions     140          167         183          394         510        249          413         502
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares     208          835       1,058        1,368       2,563        502          464       1,610
------------------------------------------------------------------------------------------------------------------------------------

(1) Class I shares commenced operations June 28, 2002.
Amounts designated as "--" are zero or have been rounded to zero.




--------------------------------------------------------------------------------
48                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Capital Share Transactions for the funds were as follows (Thousands):

For the periods ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                 DIVERSIFIED                  DIVERSIFIED                DIVERSIFIED
                                                GLOBAL GROWTH                GLOBAL STOCK                U.S. STOCK
                                                  FUND (2)                     FUND (2)                   FUND (3)
------------------------------------------------------------------------------------------------------------------------------------
                                             2004          2003          2004          2003          2004           2003
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                            8,155       14,067         11,108       27,643          3,501         2,678
     Shares Issued in Lieu
       of Cash Distributions                    234          186             86           56             62            43
     Shares Redeemed                         (7,630)     (13,724)       (11,085)     (27,403)        (3,905)       (3,181)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                   759          529            109          296           (342)         (460)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                              653          373            261          253            356           533
     Shares Issued in Lieu
       of Cash Distributions                     14            7              2           --              2            --
     Shares Redeemed                         (1,083)        (416)          (271)        (264)        (1,315)         (800)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                  (416)         (36)            (8)         (11)          (957)         (267)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                              876          470            198          142            119            79
     Shares Issued in Lieu
       of Cash Distributions                     13            1              2           --              1            --
     Shares Redeemed                            (64)         (32)           (27)         (12)           (19)           (5)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   825          439            173          130            101            74
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                           1,168          932            274          415         (1,198)         (653)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                            TAX-MANAGED
                                           DEFENSIVE STRATEGY             DEFENSIVE STRATEGY         CONSERVATIVE STRATEGY
                                                 FUND (1)                      FUND (1)                    FUND (1)
------------------------------------------------------------------------------------------------------------------------------------
                                                  11/14/03-                   11/14/03-                   11/14/03-
                                                    3/31/04                     3/31/04                     3/31/04
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                      245                         125                         306
     Shares Redeemed                                     (2)                         (3)                        (10)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                           243                         122                         296
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                                       --                          --                          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                           243                         122                         296
------------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations November 14, 2003.
(2) Class I shares commenced operations July 31, 2002.
(3) Class I shares commenced operations September 4, 2002.
Amounts designated as "--" are zero or have been rounded to zero.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   49

March 31, 2004



4. CAPITAL SHARE TRANSACTIONS (CONCLUDED)
Capital Share Transactions for the funds were as follows (Thousands):

For the periods ended March 31,



------------------------------------------------------------------------------------------------------------------------------------
                                                TAX-MANAGED                                               TAX-MANAGED
                                           CONSERVATIVE STRATEGY           MODERATE STRATEGY           MODERATE STRATEGY
                                                  FUND (1)                     FUND (1)                    FUND (1)
------------------------------------------------------------------------------------------------------------------------------------
                                                  11/14/03-                   11/14/03-                   11/14/03-
                                                    3/31/04                     3/31/04                     3/31/04
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                      296                         896                         201
     Shares Redeemed                                     --                         (16)                         (1)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                           296                         880                         200
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                                       --                          --                          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                           296                         880                         200



------------------------------------------------------------------------------------------------------------------------------------
                                                                            TAX-MANAGED
                                           AGGRESSIVE STRATEGY          AGGRESSIVE STRATEGY          CORE MARKET STRATEGY
                                                  FUND (1)                     FUND (1)                    FUND (1)
------------------------------------------------------------------------------------------------------------------------------------
                                                  11/14/03-                   11/14/03-                   11/14/03-
                                                    3/31/04                     3/31/04                     3/31/04
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                      629                         293                         565
     Shares Redeemed                                    (12)                        (48)                        (12)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                           617                         245                         553
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                                       --                          --                          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                           617                         245                         553



------------------------------------------------------------------------------------------------------------------------------------
                                                  TAX-MANAGED                                              TAX-MANAGED
                                             CORE MARKET STRATEGY            MARKET GROWTH                MARKET GROWTH
                                                   FUND (1)                STRATEGY FUND (1)            STRATEGY FUND (1)
------------------------------------------------------------------------------------------------------------------------------------
                                                  11/14/03-                   11/14/03-                   11/14/03-
                                                    3/31/04                     3/31/04                     3/31/04
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                       36                       1,141                       1,094
     Shares Redeemed                                     --                         (40)                         (6)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                            36                       1,101                       1,088
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                                       --                          --                          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                            36                       1,101                       1,088
------------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations November 14, 2003.
Amounts designated as "--" are zero or have been rounded to zero.





--------------------------------------------------------------------------------
50                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2004, were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                                           Total
--------------------------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                                                $13,525
SALES                                                                     13,030
Diversified Conservative Fund
PURCHASES                                                                 22,433
SALES                                                                     11,480
Diversified Global Moderate Growth Fund
PURCHASES                                                                 85,370
SALES                                                                     62,870
Diversified Moderate Growth Fund
PURCHASES                                                                 41,524
SALES                                                                     35,479
Diversified Global Growth Fund
PURCHASES                                                                 69,850
SALES                                                                     56,773
Diversified Global Stock Fund
PURCHASES                                                                 70,233
SALES                                                                     68,278
Diversified U.S. Stock Fund
PURCHASES                                                                 29,926
SALES                                                                     41,215
Defensive Strategy Fund
PURCHASES                                                                  1,936
SALES                                                                          5
Tax-Managed Defensive Strategy Fund
PURCHASES                                                                  1,267
SALES                                                                         16
Conservative Strategy Fund
PURCHASES                                                                  2,881
SALES                                                                         47
Tax-Managed Conservative Strategy Fund
PURCHASES                                                                  3,073
SALES                                                                          2
Moderate Strategy Fund
PURCHASES                                                                  8,467
SALES                                                                        101



--------------------------------------------------------------------------------
                                                                           Total
--------------------------------------------------------------------------------
Tax-Managed Moderate Strategy Fund
PURCHASES                                                                $ 2,115
SALES                                                                          8
Aggressive Strategy Fund
PURCHASES                                                                  6,535
SALES                                                                         38
Tax-Managed Aggressive Strategy Fund
PURCHASES                                                                  3,180
SALES                                                                        523
Core Market Strategy Fund
PURCHASES                                                                  5,864
SALES                                                                        111
Tax-Managed Core Market Strategy Fund
PURCHASES                                                                     89
SALES                                                                         --
Market Growth Strategy Fund
PURCHASES                                                                  8,631
SALES                                                                        419
Tax-Managed Market Growth Strategy Fund
PURCHASES                                                                 11,529
SALES                                                                         51

Amounts designated as "--" are zero or have been rounded to zero.

6. FEDERAL TAX INFORMATION
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute substantially all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets - The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. For the fiscal year ended March 31, 2004, there were no significant permanent book/tax differences.








--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   51

March 31, 2004


The tax character of dividends and distributions paid during the years ended March 31, 2004 and March 31, 2003 were as follows ($ Thousands):


--------------------------------------------------------------------------------
                               Ordinary          Return
                                Income         of Capital            Totals
                           2004       2003    2004    2003       2004       2003
--------------------------------------------------------------------------------
Diversified
   Conservative
   Income Fund           $1,916     $1,843     $--     $--     $1,916     $1,843
Diversified
   Conservative
   Fund                   2,285      1,549      --      --      2,285      1,549
Diversified Global
   Moderate
   Growth Fund            4,619      3,254      --      --      4,619      3,254
Diversified
   Moderate
   Growth Fund            4,548      3,422      --      --      4,548      3,422
Diversified Global
   Growth Fund            2,824      1,931      --      --      2,824      1,931
Diversified Global
   Stock Fund               857        444      --      44        857        488
Diversified U.S.
   Stock Fund               757        404      --      74        757        478

As of March 31, 2004, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                       Undis-                              Capital
                  Undistributed      tributed   Unrealized                    Loss
                       Ordinary     Long-Term  Appreciation                 Carry-
                         Income  Capital Gain (Depreciation)      Other   forwards
--------------------------------------------------------------------------------
Diversified Conservative
   Income Fund             $460           $51         $ 155         $--       $--
Diversified Conservative
   Fund                     462           211          (512)         --        --
Diversified Global
   Moderate Growth Fund   3,146            --        (2,944)         --        --
Diversified Moderate
   Growth Fund              829            --       (16,238)         --    (9,750)
Diversified Global
   Growth Fund              426         1,445       (20,916)         --        --
Diversified Global
   Stock Fund               108            --       (29,163)         (1)   (3,702)
Diversified U.S. Stock Fund 120            --       (28,654)         --    (3,217)
Defensive Strategy Fund      13            --             8          (6)       --
Tax-Managed Defensive
   Strategy Fund*             8            --             1          (7)       --
Conservative Strategy Fund   19            --            18          (7)       --
Tax-Managed Conservative
   Strategy Fund*            17            --            11          (7)       --
Moderate Strategy Fund       35            --            78          (7)       --
Tax-Managed Moderate
   Strategy Fund             13            --             6          (8)       --
Aggressive Strategy Fund     17            --            49          (7)       --
Tax-Managed Aggressive
   Strategy Fund*            11            --             5         (11)       --
Core Market Strategy Fund    18            --            56          (6)       --
Tax-Managed Core Market
   Strategy Fund*             7            --            --          (6)       --
Market Growth Strategy
   Fund                      25            --            36          (7)       --
Tax-Managed Market
   Growth Strategy Fund*     39            --           102          (7)       --


* The components of distributable earnings/(accumulated losses) for the fund are estimated at March 31, 2004. The actual amounts to be distributed will not be determined until November 30, 2004, when the Fund completes its tax year.

The Funds had capital loss carryforwards at March 31, 2004 as follows ($ Thousands):


--------------------------------------------------------------------------------
                                                          Years
                                                         Expiring        Amounts
--------------------------------------------------------------------------------
Diversified Moderate
   Growth Fund                                             2011          $9,750
Diversified Global Stock Fund                              2011           3,702
Diversified U.S. Stock Fund                                2012           1,630
                                                           2010           1,587

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

During the year ended March 31, 2004, the Diversified Conservative Income, Diversified Conservative Fund, Diversified Global Moderate Growth, Diversified Moderate Growth Fund, Diversified Global Growth Fund and the Diversified Global Stock Funds utilized capital loss carryforwards of $274,538, $287,617, $157,207, $4,248,634, $3,785,547 and $2,716,842 respectively.








--------------------------------------------------------------------------------
52                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2004, were as follows ($Thousands):

--------------------------------------------------------------------------------------------
                                                                                         Net
                              Federal     Appreciated       Depreciated           Unrealized
                             Tax Cost      Securities        Securities         Appreciation
                                                                              (Depreciation)
--------------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund               $ 73,298          $1,955          $ (1,800)          $      155

Diversified Conservative
   Fund                        90,262           3,597            (4,109)                (512)

Diversified Global Moderate
   Growth Fund                198,691          10,132           (13,076)              (2,944)

Diversified Moderate
   Growth Fund                248,670           6,621           (22,859)             (16,238)

Diversified Global
   Growth Fund                226,646           6,920           (27,836)             (20,916)

Diversified Global
   Stock Fund                 164,999           4,243           (33,406)             (29,163)

Diversified U.S.
   Stock Fund                 147,858           1,915           (30,569)             (28,654)

Defensive Strategy Fund         1,936              10                (2)                   8

Tax-Managed Defensive
   Strategy Fund                1,253               2                (1)                   1

Conservative Strategy Fund      2,842              26                (8)                  18

Tax-Managed Conservative
   Strategy Fund                3,079              21               (10)                  11

Moderate Strategy Fund          8,388              98               (20)                  78

Tax-Managed Moderate
   Strategy Fund                2,112              14                (8)                   6

Aggressive Strategy Fund        6,513              61               (12)                  49

Tax-Managed Aggressive
   Strategy Fund                2,659              20               (15)                   5

Core Market Strategy Fund       5,767              68               (12)                  56

Tax-Managed Core
   Market Strategy Fund            90              --                --                   --

Market Growth
   Strategy Fund                8,234              65               (29)                  36

Tax-Managed Market
   Growth Strategy Fund        11,507             126               (24)                 102

Amounts designated as "--" are zero or have been rounded to zero.







7. GUARANTEES

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


8. CONCENTRATION RISKS

SIMC is the sole shareholder of Class D Shares of Defensive Strategy Fund, Tax-Managed Defensive Strategy Fund, Conservative Strategy Fund, Tax-Managed Conservative Strategy Fund, Moderate Strategy Fund, Tax-Managed Moderate Strategy Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Tax-Managed Core Market Strategy Fund, Market Growth Strategy Fund, and Tax-Managed Market Growth Strategy Fund.






--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   53

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2004



Report of Independent Registered Public Accounting Firm



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI ASSET ALLOCATION TRUST


In our opinion, the accompanying statements of net assets of Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Tax-Managed Defensive Strategy Fund, Tax-Managed Conservative Strategy Fund, Tax-Managed Moderate Strategy Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund and Tax-Managed Market Growth Strategy Fund, and the statements of assets and liabilities, including the schedules of investments, of Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Tax-Managed Core Market Strategy Fund and Market Growth Strategy Fund (constituting SEI Asset Allocation Trust, hereafter referred to as the "Trust") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, each Fund's financial position at March 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 21, 2004











--------------------------------------------------------------------------------
54                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

TRUSTEES ANDOFFICERS OF THE TRUST (UNAUDITED)

The following chart lists Trustees and Officers as of May 28, 2004.

Set forth below are the names, dates of birth, position with the SEI Asset Allocation Trust (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI may be obtained without charge by calling [1-800-342-5734].

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                       NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                        AND                 PRINCIPAL                IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST              OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS              BY TRUSTEE2            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher     Chairman       since 1982       Currently performs various         67         Trustee of The Advisors' Inner
One Freedom           of the                         services on behalf of SEI                     Circle Fund, The Arbor Fund,
Valley Drive,        Board of                        Investments for which Mr.                     Bishop Street Funds, The MDL
Oaks, PA 19456       Trustees*                       Nesher is compensated.                        Funds, The Expedition Funds,
57 yrs. old                                                                                        SEI Global Master Fund, plc, SEI
                                                                                                   Global Assets Fund, plc, SEI
                                                                                                   Global Investments Fund, plc, SEI
                                                                                                   Investments Global, Limited, SEI
                                                                                                   Absolute Return Master Fund,
                                                                                                   L.P., and SEI Opportunity Master
                                                                                                   Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1982       Self-employed consultant. Partner, 67         Trustee of The Advisors' Inner
1701 Market Street                                   Morgan, Lewis & Bockius LLP                   Circle Fund, The Arbor Fund,
Philadelphia, PA                                     (law firm) from 1976 to 2003,                 The MDL Funds, and The
19103                                                counsel to the Trust, SEI                     Expedition Funds; Director of
63 yrs. old                                          Investments, SIMC, the                        SEI Investments since 1974.
                                                     Administrator and the Distributor.            Director of the Distributor
                                                                                                   since 2003.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch      Trustee       since 1982       Retired                            67         Trustee of STI Classic Funds
One Freedom                                                                                        and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
71 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee       since 1995       Attorney, sole practitioner since  67         Trustee of The Advisors' Inner
One Freedom                                          1994. Partner, Dechert Price                  Circle Fund, The Arbor Fund,
Valley Drive,                                        & Rhoads, September 1987-                     The MDL Funds, and The
Oaks, PA 19456                                       December 1993.                                Expedition Funds. Director of
72 yrs. old                                                                                        U.S. Charitable Gift Trust, State
                                                                                                   Street Research Capital Trust,
                                                                                                   Massachusetts Health and
                                                                                                   Education Tax-Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
George J.             Trustee      since 1996       Chief Executive, Newfound          67          Trustee of The Advisors' Inner
Sullivan, Jr.                                       Consultants Inc. since April 1997.             Circle Fund, The Arbor Fund,
One Freedom                                                                                        The MDL Funds, The Expedition
Valley Drive                                                                                       Funds, State Street Navigator
Oaks, PA 19456                                                                                     Securities Lending Trust, SEI
61 yrs. old                                                                                        Absolute Return Master Fund, L.P.
                                                                                                   and SEI Opportunity Master
                                                                                                   Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco    Trustee       since 1999       Director, Governor's Office of     67         Director, Sonoco, Inc.; Director,
One Freedom`                                         Health Care Reform, Commonwealth              ExelonCorporation; Trustee,
Valley Drive                                         of Pennsylvania since 2003. Founder           Pennsylvania Real Estate
Oaks, PA 19456                                       and Principal, Grecoventures Ltd.             Investment Trust.
58 yrs. old                                          from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940
 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
 UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS:SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS,
 SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST
 AND SEI TAX EXEMPT TRUST.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   55

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)







------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                          NUMBER OF
                                      OFFICE                                          PORTFOLIOS
                                        AND                 PRINCIPAL                   IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                 COMPLEX         OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                 OVERSEEN               HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                 BY TRUSTEE2             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES (CONTINUED)
--------
Nina Lesavoy          Trustee       since 2003       Partner, Cue Capital since 2002,   67      SEI Absolute Return Master
One Freedom                                          Head of Sales Investorforce,               Fund, L.P. and SEI Opportunity
Valley Drive,                                        January 2002-December 2001; Global         Master Fund, L.P.
Oaks, PA 19456                                       Partner working for the CEO,
46 yrs. old                                          Invesco Capital, January 1998-
                                                     January 2000. Head of Sales and
                                                     Client Services, Chancellor Capital
                                                     and later LGT Asset Management,
                                                     1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin   President      since 1982       Executive Vice President and      N/A                      N/A
One Freedom            & CEO                         President - Asset Management
Valley Drive,                                        Division of SEI Investments
Oaks, PA 19456                                       since 1993. Director and
                                                     President of SIMC since 2004.
53 yrs. old                                          Chief Executive Officer of the
                                                     Administrator and Director of
                                                     the Distributor since 2003.
                                                     Executive Vice President of SIMC,
                                                     1999-2004. Executive Vice President
                                                     of the Administrator, 1994-2003.
------------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.  Controller and    since 2003       Director, Fund Accounting and     N/A                      N/A
Rodriguez              Chief                         Administration, SEI Investments
One Freedom          Financial                       Global Funds Services since
Valley Drive,         Officer                        September 2002 (and 1997-2002);
Oaks, PA 19456                                       Vice President, Fund
42 yrs. old                                          Administration, BlackRock
                                                     Financial Management (April
                                                     2002 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 2002       Employed by SEI Investments       N/A                      N/A
One Freedom          President                       since October 1999. General
Valley Drive            and                          Counsel, Vice President and
Oaks, PA 19456       Assistant                       Secretary of SIMC and the
36 yrs. old          Secretary                       Administrator since 2004.
                                                     Vice President and Assistant
                                                     Secretaryof SEI Investments
                                                     since 2001. Vice President of
                                                     SIMC and the Administrator
                                                     since 1999. Assistant Secretary
                                                     of SIMC, the Administrator and
                                                     the Distributor and Vice
                                                     President of the Distributor,
                                                     1999-2003. Associate, Dechert
                                                     Price & Rhoads (law firm),
                                                     1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis       Vice         since 1998       Vice President and Assistant      N/A                      N/A
One Freedom          President                       Secretary of SEI Investments and
Valley Drive            and                          SIMC since 1998. Vice President
Oaks, PA 19456       Assistant                       of the Administrator and the
39 yrs. old          Secretary                       Distributor, 1998-2003. Assistant
                                                     Secretary of the Distributor,
                                                     1998-2003.
------------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
56                   SEI Asset Allocation Trust / Annual Report / March 31, 2004




------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                            NUMBER OF
                                      OFFICE                                            PORTFOLIOS
                                        AND                 PRINCIPAL                     IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                   COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                   OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                   BY TRUSTEE2           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
------------------------
Christine M.           Vice         since 1999       Employed by SEI Investments             N/A                 N/A
McCullough           President                       since November 1999. Vice
One Freedom             and                          President and Assistant
Valley Drive         Assistant                       Secretary of SIMC since 1999.
Oaks, PA 19456       Secretary                       Vice President and Assistant
43 yrs. old                                          Secretary of SEI Investments
                                                     since [date?]. Vice President
                                                     and Assistant Secretary of the
                                                     Administrator and the Distributor,
                                                     1999-2003. Associate, White and
                                                     Williams LLP (law firm), 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
William E.             Vice         since 2001       Employed by SEI Investments             N/A                 N/A
Zitelli, Jr.          President                      since 2000. Assistant Secretary
One Freedom            and                           of SIMC and the Administrator
Valley Drive         Assistant                       since 2000. Vice President and
Oaks, PA 19456       Secretary                       Assistant Secretary of SEI
35 yrs. old                                          Investments since 2000. Vice
                                                     President of SIMC, the Administrator
                                                     and the Distributor and Assistant
                                                     Secretary of the Distributor,
                                                     2000-2003. Vice President, Merrill
                                                     Lynch & Co. Asset Management Group,
                                                     1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch          Vice         since 2002       Employed by SEI Investments             N/A                 N/A
One Freedom          President                       since 2001. General Counsel and
Valley Drive            and                          Secretary of the Distributor
Oaks, PA 19456       Assistant                       since 2003. Assistant Secretary
32 yrs. old          Secretary                       of SIMC and the Administrator
                                                     since 2001. Vice President and
                                                     Assistant Secretary of SEI
                                                     Investments since 2001. Vice
                                                     President of SIMC, the Distributor
                                                     and the Administrator and Assistant
                                                     Secretary of the Distributor,
                                                     2001-2003. Associate, Howard, Rice,
                                                     Nemorovski, Canady, Falk & Rabkin
                                                     (law firm), 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
John Munera            Vice         since 2002       Middle Office Compliance Officer        N/A                 N/A
One Freedom         President                        at SEI Investments since 2000;
Valley Drive            and                          Supervising Examiner at Federal
Oaks, PA 19456      Assistant                        Reserve Bank of Philadelphia
41 yrs. old          Secretary                       from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue          Vice         since 2004       Employed by SEI Investments since       N/A                 N/A
One Freedom         President                        1995. Director of Portfolio
Valley Drive                                         Implementations for SIMC
Oaks, PA 19456                                       since 1995. Managing Director of
41 yrs. old                                          Money Market Investments for SIMC
                                                     since 2003.
------------------------------------------------------------------------------------------------------------------------------------

1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
 UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS:SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS,
 SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST
 AND SEI TAX EXEMPT TRUST.

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2004                   57

Notice to Shareholders (Unaudited)


For shareholders that do not have a March 31, 2004 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2004 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2004 the Funds of the SEI Asset Allocation Trust are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                        (A)                 (B)                                  (D)
                                     LONG TERM            ORDINARY           (C)          DIVIDENDS QUALIFYING      (E)
                                    CAPITAL GAINS          INCOME           TOTAL            FOR CORPORATE        QUALIFYING
                                    DISTRIBUTIONS      DISTRIBUTIONS     DISTRIBUTIONS    DIVIDENDS RECEIVABLE     DIVIDEND
FUND                                (TAX BASIS)         (TAX BASIS)       (TAX BASIS)         DEDUCTION(1)         INCOME(1)
Diversified Conservative Income         0%                 100%              100%                 32%                7%
Diversified Conservative                0%                 100%              100%                 39%                10%
Diversified Global Moderate Growth      0%                 100%              100%                 29%                11%
Diversified Moderate Growth             0%                 100%              100%                 49%                20%
Diversified Global Growth               0%                 100%              100%                 65%                37%
Diversified Global Stock                0%                 100%              100%                 95%               100%
Diversified U.S. Stock                  0%                 100%              100%                 91%               100%

(1) Qualifying dividends represent dividends which qualify for the Corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as required by the Jobs and Growth Tax
    Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Fund to designate the maximum amount permitted by the law.

Items (A), (B) and (C) are based on the percentage of the fund's total distribution.

Items (D) and (E) are based on a percentage of ordinary income distribution of each fund.







--------------------------------------------------------------------------------
58                   SEI Asset Allocation Trust / Annual Report / March 31, 2004

Notes

Notes

SEI ASSET ALLOCATION TRUST ANNUAL REPORT MARCH 31, 2004




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Cori E. Daggett
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY



INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background Omitted]

[Logo of SEI Investments Omitted]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1-800-342-5734)



SEI-F-121 (3/04)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP Related to the Trust

PriceWaterhouseCoopers LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                   2003
------------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates        affiliates that   pre-approved      affiliates that   affiliates that
                                     that were         did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a)     Audit      $100,220                N/A         $0                $45,550                 N/A         $0
        Fees(1)

------------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-
        Related    $0                $108,007 (1)      $0                $0                $0                $0
        Fees

------------------------------------------------------------------------------------------------------------------------------------
(c)     Tax Fees   $0                $0                $0                $0                $0                $2,964 (2)

------------------------------------------------------------------------------------------------------------------------------------
(d)     All        $0                $0                $0                $0                $0                $0
        Other
        Fees

------------------------------------------------------------------------------------------------------------------------------------

Notes:

   (1) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework, 404 readiness assistance for SEI and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI Funds I.

   (2) Includes fees for services relating to state tax consequences of proposed SIMC restructuring.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                                   2004             2003
                ---------------------------------------------------------------
                Audit-Related Fees                  $0               $0
                ---------------------------------------------------------------
                Tax Fees                            $0               $0
                ---------------------------------------------------------------
                All Other Fees                      $0               $0
                ---------------------------------------------------------------


(f)      Not Applicable.

(g) The aggregate non-audit fees and services billed by Pricewaterhouse Coopers, LLP for the last two fiscal years were $0 and $2,964 for 2004 and 2003, respectively.

(h) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  (RESERVED)

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                          SEI Asset Allocation Trust

By (Signature and Title)*                           /s/ Edward D. Loughlin
                                                    _______________________
                                                    Edward D. Loughlin
                                                    Chief Executive Officer

Date: May 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                           /s/ Edward D. Loughlin
                                                    _______________________
                                                    Edward D. Loughlin
                                                    Chief Executive Officer

Date: May 28, 2004

By (Signature and Title)*                         /s/ Peter (Pedro) A. Rodriguez
                                                  ______________________________
                                                  Peter (Pedro) A. Rodriguez
                                                  Chief Financial Officer

Date: May 28, 2004

* Print the name and title of each signing officer under his or her signature.